UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)   (Zip code)

Terrence O. Davis
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2014

Item 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

May 31, 2014

Rx Dividend Income Fund
Rx Dynamic Growth Fund
Rx Dynamic Total Return Fund
Rx Fundamental Growth Fund
Rx High Income Fund
Rx Non Traditional Fund
Rx Premier Managers Fund
Rx Tactical Rotation Fund
Rx Tax Advantaged Fund
Rx Traditional Equity Fund
Rx Traditional Fixed Income Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the RiskX Funds (the "Funds"). The Funds' shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds' shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

The RiskX Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the RiskX Funds, including its principals, and Capital Investment Group, Inc.

Table of Contents

Letter from the CEO and President………………………………………………………………………………………………………………………..……………………...4
Dividend Income Fund…………………………………………………………………………………………………………………………………………………………….6
Dynamic Growth Fund…………………………………………………………………………………………………………………………………………………………….16
Dynamic Total Return Fund………………………………………………………………………………………………………………………………………………………28
Fundamental Growth Fund………………………………………………………………………………………………………………………………………………………..37
High Income Fund…………………………………………………………………………………………………………………………………………………………………49
Non Traditional Fund……………………………………………………………………………………………………………………………………………………………...59
Premier Managers Fund…………………………………………………………………………………………………………………………………………………………...69
Tactical Rotation Fund…………………………………………………………………………………………………………………………………………………………….78
Tax Advantaged Fund……………………………………………………………………………………………………………………………………………………………..87
Traditional Equity Fund…………………………………………………………………………………………………………………………………………………………....96
Traditional Fixed Income Fund……………………………………………………………………………………………………………………………………………………105
Notes to Financial Statements……………………………………………………………………………………………………………………………………………………115
Report of Independent Registered Public Accounting Firm…………………………………………………………………………………………………………………..127
Additional Information…………………………………………………………………………………………………………………………………………………………….128

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the RiskX Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Quantitative Model Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Commodities Risk, Real Estate Risk, Corporate Debt Securities Risk, Convertible Securities Risk, Risks from Treasury Inflation-Protected Securities, Mortgage and Asset-Backed Securities Risk, Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about July 30, 2014.

For More Information on Your RiskX Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Letter from the CEO and President
Dear Shareholders,
Looking back at the last two installments of shareholder letters, the same theme continues to play out: Booming equity markets and potential risk in fixed income are still the main points. The S&P 500 has returned over 20% for the most recent twelve months, volatility has decreased another 30% from a year ago, and bond yields are generally trading in an undecided, but historically low, range. From last summer, we have watched interest rates rise over 50 basis points through the beginning of this year only to slide back to the same level that they were twelve months ago. This caused some pain for fixed income strategies that weren't timed correctly on either side of the rate movement. From a point one year ago, the Barclays Capital US Aggregate Bond Index returned 2.71% which effectively camouflages some significant negative months in May and June last year.
Interestingly, mutual fund flows continued to show that fund buyers are attempting to participate in equity upside. Through the end of May, total equity flows for the trailing twelve months were above $56 billion year to date with flows going to "World" funds at a 5-to-1 pace over "Domestic" funds. Also interesting is that fund inflows to fixed income have resumed after a pointedly negative 2013. Total Bond funds saw an outflow of over $80.4 Billion for the calendar year 2013, but have already seen $42 billion inflows year to date through the end of May1. Of the 2013 outflows, close to three quarters were attributable to municipal bond funds, which have seen some inflow activity pick up to the tune of $8 billion year to datei . A reversion to a lower rate environment along with strong equity flows seems to be enticing investors to continue to add market exposure.
Many equity indices are at or near all-time highs which has proven beneficial for those who have maintained exposure to the markets. However, there is some disagreement as to whether equities, in general, are truly overvalued and sentiment is playing somewhat of a role in pricing. The idea that an overly cold winter is to blame for sluggish economic growth doesn't seem to be a solid argument and further disappointments on the GDP side could lead to further rotation into more defensive areas. However, the traditional defensive play, bonds, has left many investors and advisors scared and/or financially hurt. As mentioned, the seesaw in interest rates materially affected the values of many bond strategies and there is no solid answer as an alternative to stocks. Short duration isn't providing the necessary income and longer duration poses a threat if interest rates should rise. This lack of certainty is probably beneficial for value and dividend oriented equity strategies which have already benefitted from the pursuit of income and profit taking from high flying momentum stocks.
We are in the business of identifying investment strategies that provide diversified methodologies across a range of market conditions. As such, we have expectations across our product lineup that, depending on the scenario that unfolds, can have varied results. Our research department has been focused on identifying and implementing tactical strategies to help defend against drastic market moves in fixed income, equities, and municipal bonds as we view the ability to adapt to changing market dynamics as one of the keys to success in the coming year.
We have four principals that guide our product lineup:
1.	Question Tradition -- In the same way products in our everyday lives continue to evolve so should an investment process.
2.
Understand Diversification -- The purpose of diversification is to produce a smoother investment experience. The old days of relying on asset categories and classes based on price and market capitalization are paving the way for a process that allows financial advisors to build portfolios that can systematically adapt to changing markets.

3.
Know the Effects of Behavior and Emotion -- The behavior of emotional crowds can dramatically impact market efficiencies. The disconnect occurs between individual and institutional rationality and there are volumes of evidence showing that investors are emotional and react to market disturbances in ways that are considered irrational from an institutional perspective.

4.
Put Risk First -- Risk is the potential of loss. New technology allows unacceptable losses to be represented by different input parameters and/or portfolio constraints leading to a better understanding of real risk.

Our investment process can be summarized quite simply: Our objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility. We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy and hold methods that have failed to meet the needs of real, live investors.

Very truly yours,
Dale J. Murphey, CEO and President

1 (Investment Company Institute, 2014)

Rx Dividend Income Fund

June 26, 2014

Over the fiscal year ending May 31, 2014, the Fund's Institutional Class Shares returned 9.03%, underperforming the S&P Global Broad Market Index. The twelve month yield for institutional shareholders was 4.27% as of the end of May which is in line with the yield target of the strategy. Sub-Advised by Forward Investments, LLC, the Fund has a target allocation of 60% to the Forward International Dividend Fund, with the remainder invested directly in domestic equity positions. The purpose of the acquired fund holding is to provide the most efficient form of international exposure while the Rx Dividend Income Fund raises assets. During the period, strong performance by several of the domestic equities helped with above-average returns from AvalonBay Communities, Inc., Phillips 66, and The Williams Companies, Inc. However, equity holdings in CME Group, and Pfizer, had negative returns. The majority holding, the Forward International Dividend Fund, underperformed the benchmark by 0.51%.

The specific returns of the Fund as of June 30, 2014 are as follows:

Average Annual Total Returns	One	Since	Net Expense	Gross Expense Ratio***
Period Ended June 30, 2014 (Unaudited)	Year	Inception*	Ratio**
Rx Dividend Income Fund – Institutional Class Shares	15.42%	13.52%	1.97%	18.02%

S&P Global Broad Market Index****	21.16%	15.49%	n/a	n/a

Performance shown is for the period ended June 30, 2014. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com.

*The Fund's inception date is September 20, 2012.
**The Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 1.15% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Plan was terminated effective June 1, 2014.
***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index. The index does not have an investment advisor and does not pay any commissions, expenses or taxes. If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Dividend Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Institutional Class Shares	9.03%	13.31%	09/20/12	18.02%
S&P Global Broad Market Index	15.04%	14.90%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dividend Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Advisor Class Shares	8.79%	13.85%	09/26/12	19.02%
S&P Global Broad Market Index	15.04%	16.27%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dividend Income Fund

Schedule of Investments

As of May 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 36.10%

Consumer Discretionary - 5.09%
Comcast Corp.		2,800	$146,160
McDonald's Corp.		1,151	116,746
			262,906
Energy - 7.06%
Chevron Corp.		761	93,443
ConocoPhillips		1,165	93,130
Phillips 66		1,250	105,988
The Williams Cos., Inc.		1,543	72,459
			365,020
Financials - 9.53%
AvalonBay Communities, Inc. REIT		534	75,743
BlackRock, Inc.		342	104,276
CME Group, Inc.		1,774	127,728
JPMorgan Chase & Co.		1,885	104,749
Silvercrest Asset Management Group, Inc.		4,600	80,086
			492,582
Health Care - 4.88%
Cardinal Health, Inc.		1,722	121,625
Pfizer, Inc.		4,400	130,372
			251,997
Industrials - 2.77%
3M Co.		1,005	143,262

Information Technology - 6.77%
KLA-Tencor Corp.		1,750	114,660
Microsoft Corp.		2,368	96,946
QUALCOMM, Inc.		1,720	138,374
			349,980

Total Common Stocks (Cost $1,690,410)			1,865,747

OPEN-END FUND - 57.86%
ε	Forward International Dividend Fund - Institutional Class	362,512	2,990,723

Total Open-End Fund (Cost $2,906,133)			2,990,723

SHORT-TERM INVESTMENT - 7.43%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	384,144	384,144

Total Short-Term Investment (Cost $384,144)			384,144

			(Continued)

Rx Dividend Income Fund

Schedule of Investments (Continued)

As of May 31, 2014
				Value (Note 1)

Total Value of Investments (Cost $4,980,687) - 101.39%				$5,240,614

Liabilities in Excess of Other Assets - (1.39)%				(71,471)

	Net Assets - 100.00%			$5,169,143

§	Represents 7 day effective yield
ε	Affiliated Investment -
	Financial information for the Forward International Dividend Fund can be accessed at the following website:
	http://www.forwardinvesting.com/individual-investors/products/mutual-funds/global/international-dividend/

	The following acronym is used in this portfolio:
	REIT - Real Estate Investment Trust

	Summary of Investments by Sector (Unaudited)

	Sector	% of Net Assets	Value
	Consumer Discretionary	5.09%	$262,906
	Energy	7.06%	365,020
	Financials	9.53%	492,582
	Health Care	4.88%	251,997
	Industrials	2.77%	143,262
	Information Technology	6.77%	349,980
	Open-End Fund	57.86%	2,990,723
	Short-Term Investment	7.43%	384,144
	Liabilities in Excess of Other Assets	-1.39%	(71,471)
	Total	100.00%	$5,169,143

See Notes to Financial Statements

Rx Dividend Income Fund

Statement of Assets and Liabilities

As of May 31, 2014

Assets:
Investments:
Unaffiliated investments, at value (cost $2,074,554)	$2,249,891
Affiliated investments, at value (cost, $2,906,133) (b)	2,990,723
Total investments, at value (cost, $4,980,687)	5,240,614
Receivables:
Fund shares sold	47,185
Dividends and interest	6,641

Total assets	5,294,440

Liabilities:
Distributions Payable	16,819
Payables
Investments purchased	103,396
Fund shares repurchased	108
Accrued expenses
Advisory fees	3,846
Administration fees	1,068
Distribution and service fees - Advisor Class Shares	60

Total liabilities	125,297

Total Net Assets	$5,169,143

Net Assets Consist of:
Paid in Interest	$4,909,849
Accumulated net investment loss	(1,002)
Accumulated net realized gain on investements	369
Net unrealized appreciation on investments	259,927

Total Net Assets	$5,169,143

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	446,091
Net Assets	$5,089,834
Net Asset Value, Offering Price and Redemption Price Per Share	$11.41

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	6,789
Net Assets	$79,309
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.68

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b) Forward International Dividend Fund

See Notes to Financial Statements

Rx Dividend Income Fund

Statement of Operations

For the year ended May 31, 2014

Investment Income:
Dividends from unaffiliated investments	$29,445
Dividends from affiliate investment (a)	167,924
Interest	91

Total Investment Income	197,460

Expenses:
Advisory fees (note 2)	28,446
Administration fees (note 2)	8,070
Distribution and service fees - Advisor Class Shares (note 3)	541

Total Expenses	37,057

Net Investment Income	160,403

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	845
Net change in unrealized appreciation on unaffiliated investments	163,622
Net change in unrealized appreciation on affiliated investment (a)	63,197

Net Realized and Unrealized Gain on Investments	227,664

Net Increase in Net Assets Resulting from Operations	$388,067

(a) Forward International Dividend Fund

See Notes to Financial Statements

Rx Dividend Income Fund

Statements of Changes in Net Assets

For the year ended May 31,			2014	2013 (a)

Operations:
Net investment income			$160,403	$17,709
Net realized gain from investment transactions			845	23,727
Net change in unrealized appreciation on investments			226,819	33,108

Net Increase in Net Assets Resulting from Operations			388,067	74,544

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(159,074)	(17,682)
Advisor Class Shares			(1,962)	(27)

Net realized gains
Institutional Class Shares			(24,143)	-
Advisor Class Shares			(429)	-

Decrease in Net Assets Resulting from Distributions			(185,608)	(17,709)

Beneficial Interest Transactions:
Shares sold			5,376,809	1,084,373
Reinvested dividends and distributions			76,763	5,701
Shares repurchased			(1,582,027)	(51,770)

Increase from Beneficial Interest Transactions			3,871,545	1,038,304

Net Increase in Net Assets			4,074,004	1,095,139

Net Assets:
Beginning of Period or Year			1,095,139	-
End of Period or Year			$5,169,143	$1,095,139

Accumulated net investment loss			$(1,002)	$-

	Year Ended		Period Ended
Share Information:	May 31, 2014		May 31, 2013 (a)
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	483,958	$5,304,784	103,035	$1,078,718
Reinvested dividends and distributions	6,724	74,460	530	5,686
Shares repurchased	(143,510)	(1,577,795)	(4,646)	(51,655)
Net Increase in Beneficial Interest	347,172	$3,801,449	98,919	$1,032,749

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,466	$72,025	500	$5,655
Reinvested dividends and distributions	204	2,303	1	15
Shares repurchased	(372)	(4,232)	(10)	(115)
Net Increase in Beneficial Interest	6,298	$70,096	491	$5,555
(a)	For the period from September 20, 2012 (Date of Intitial Public Investment) to May 31, 2013.

See Notes to Financial Statements

Rx Dividend Income Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$11.02		$10.00

Income from Investment Operations
Net investment income	0.55	(g)	0.29
Net realized and unrealized gain on investments	0.41		1.02

Total from Investment Operations	0.96		1.31

Less Distributions:
From net investment income	(0.49)		(0.29)
From net realized gains	(0.08)		-

Total Distributions	(0.57)		(0.29)

Net Asset Value, End of Period	$11.41		$11.02

Total Return (c)	9.03%		13.32%	(b)

Net Assets, End of Period (in thousands)	$5,090		$1,090

Ratios of:
Gross Expenses to Average Net Assets (d)	1.15%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.15%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	4.97%		4.74%	(a)

Portfolio turnover rate	2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.

See Notes to Financial Statements			(Continued)

Rx Dividend Income Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$11.18		$10.00

Income from Investment Operations
Net investment income	0.43	(g)	0.24
Net realized and unrealized gain on investments	0.53		1.17

Total from Investment Operations	0.96		1.41

Less Distributions:
From net investment income	(0.38)		(0.23)
From net realized gains	(0.08)		-

Total Distributions	(0.46)		(0.23)

Net Asset Value, End of Period	$11.68		$11.18

Total Return (c)	8.79%		14.25%	(b)

Net Assets, End of Period (in thousands)	$79		$5

Ratios of:
Gross Expenses to Average Net Assets (d)	2.15%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.15%		1.70%	(a)
Net Investment Income to Average Net Assets (e)	3.84%		4.68%	(a)

Portfolio turnover rate	2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.

See Notes to Financial Statements

Rx Dynamic Growth Fund
June 26, 2014

Over the fiscal year ending May 31, 2014, the Fund's Institutional Class Shares had essentially a return of 10.44%, and underperformed the S&P Global Broad Market Index (the S&P BMI) as well as the S&P 500 Total Return Index. The Fund incorporates research from three distinct momentum stock methodologies: the Insight All Capitalization Growth Strategy, Insight Concentrated Growth, and the Validus Growth Strategy. Momentum holdings in general suffered in March, and none of the three strategies outperformed the benchmark return. With the equity markets still exhibiting strong upward momentum, the tactical overlay, FolioGuard ™, remained in a state of signaling full market exposure throughout the period.

The following is an excerpt from research notes by Insight Capital Research and Management: Insight defines Momentum stocks as the top 10% of the entire US listed stock universe ranked by risk-adjusted outperformance. On a monthly basis, the group of momentum stocks typically experiences about 30% turnover. That is to say, 30% of momentum stocks in one month are replaced with new leaders the next month. While Insight portfolios do not change nearly that much, high turnover is a distinguishing characteristic of the momentum strategy. Reflective of the significant rotation in April and May, the turnover of the momentum category from May to June was about 55% percent - or over 60% greater turnover than "normal". That compares to one of the most extreme and unprecedented environments for turnover of the momentum category in the spring of 2009. Specifically, the momentum category turned over about 65% from April to May of 2009. While not as great as 2009, turnover of momentum stocks in 2014 was an unusual and extreme event and challenged outperformance.

The specific returns of the Fund as of June 30, 2014 are as follows:

Average Annual Total Returns	One	Since	Net Expense	Gross Expense
Period Ended June 30, 2014 (Unaudited)	Year	Inception*	Ratio**	Ratio***
Rx Dynamic Growth Fund – Institutional Class Shares	19.78%	9.54%	1.38%	1.68%
S&P 500 Total Return Index****	24.61%	17.08%	n/a	n/a
S&P Global Broad Market Index****	21.16%	10.14%	n/a	n/a

Performance shown is for the period ended June 30, 2014. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com.

*The Fund's inception date is October 2, 2009.

**The Advisor has entered into an Operating Plan with the Administrator through October 1, 2014, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 0.70% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties. The Plan was terminated effective June 1, 2014.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index. The index does not have an investment advisor and does not pay any commissions, expenses or taxes. If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Dynamic Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Institutional Class Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Institutional Class Shares	10.44%	8.52%	10/02/09	1.68%
S&P 500 Total Return Index	20.45%	16.89%	N/A	N/A
S&P Global Broad Market Index	15.04%	9.85%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Growth Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from February 18, 2011 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Advisor Class Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Advisor Class Shares	9.53%	2.96%	02/18/11	2.68%
S&P 500 Total Return Index	20.45%	14.00%	N/A	N/A
S&P Global Broad Market Index	15.04%	6.23%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Growth Fund

Schedule of Investments

As of May 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 94.16%

Consumer Discretionary - 9.28%
*	AutoZone, Inc.	481	$256,133
	Comcast Corp.	3,466	180,925
*	DIRECTV	1,619	133,470
*	Discovery Communications, Inc.	2,369	182,318
	Las Vegas Sands Corp.	3,285	251,368
μ	Luxottica Group Spons ADR	2,811	160,199
μ	Melco Crown Entertainment Ltd.	9,369	322,949
	Royal Caribbean Cruises Ltd.	6,393	353,469
	The Walt Disney Co.	2,797	234,976
*	Vipshop Holdings Ltd.	1,497	243,502
			2,319,309
Consumer Staples - 5.31%
	Bunge Ltd.	1,830	142,209
	Dr. Pepper Snapple Group, Inc.	4,274	246,610
	PepsiCo, Inc.	2,686	237,254
*	Rite Aid Corp.	54,384	454,650
	Walgreen Co.	3,436	247,083
			1,327,806
Energy - 16.80%
*	Carrizo Oil & Gas, Inc.	9,168	526,793
	Chesapeake Energy Corp.	6,293	180,735
*	Continental Resources, Inc.	2,715	381,078
*	Diamondback Energy, Inc.	3,404	256,934
	EOG Resources, Inc.	4,771	504,772
*	Halcon Resources Corp.	44,773	279,384
	Halliburton Co.	4,085	264,054
	Kinder Morgan, Inc.	10,059	335,870
	Noble Energy, Inc.	3,946	284,388
*	Penn Virginia Corp.	20,290	308,002
	RPC, Inc.	13,847	305,880
*	Ultra Petroleum Corp.	21,158	571,689
			4,199,579
Financials - 8.12%
	ACE Ltd.	4,912	509,424
	Aflac, Inc.	1,941	118,847
	Fifth Third Bancorp	8,428	174,375
	Health Care REIT, Inc.	7,834	495,344
	Ping An Insurance Group Co. of China Ltd.	8,250	128,205
	The Macerich Co.	9,131	603,011
			2,029,206

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments (Continued)

As of May 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - continued

Health Care - 15.53%
*	Actavis PLC	1,026	$217,040
*	Biogen Idec, Inc.	480	153,298
*	Celgene Corp.	2,637	403,540
*	Gilead Sciences, Inc.	7,393	600,386
*	Horizon Pharma, Inc.	18,221	258,556
*	ICON PLC	6,161	260,426
*	Lannett Co., Inc.	5,758	240,569
μ	Novo Nordisk	8,259	349,191
	Shire PLC	2,155	373,655
*	Valeant Pharmaceuticals International, Inc.	1,768	231,979
*	WellPoint, Inc.	5,431	588,503
	Zimmer Holdings, Inc.	1,969	205,465
			3,882,608
Industrials - 8.71%
	AGCO Corp.	2,967	160,099
*	American Airlines Group, Inc.	14,703	590,473
	ArcBest Corp.	9,317	398,488
*μ	Ryanair Holdings PLC	3,079	175,072
	The Boeing Co.	1,956	264,549
*	Union Pacific Corp.	2,245	447,361
	United Technologies Corp.	1,214	141,091
			2,177,133
Information Technology - 23.55%
*	Akamai Technologies, Inc.	4,005	217,632
	Apple, Inc.	888	562,104
	ASML Holding NV	3,809	327,117
	Avago Technologies Ltd.	4,659	329,252
	Corning, Inc.	12,151	258,816
*	Facebook, Inc.	8,855	560,522
*	Fiserv, Inc.	4,243	255,047
	Google, Inc. - Class A	276	157,775
*	Google, Inc. - Class C	276	154,530
*	International Business Machines Corp.	1,292	238,193
*	Micron Technology, Inc.	18,932	541,266
	Microsoft Corp.	22,312	913,453
*	NXP Semiconductor	6,482	402,532
	QUALCOMM, Inc.	1,685	135,558
*	Skyworks Solutions, Inc.	6,538	283,161
*	SunEdison, Inc.	9,276	182,644
μ	Tencent Holdings Ltd.	26,200	369,944
			5,889,546

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments (Continued)

As of May 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - continued

Materials - 2.77%
	Alcoa, Inc.	19,777	$269,165
μ	BASF	1,981	228,102
	LyondellBasell Industries NV	1,966	195,755
			693,022
Telecommunications - 1.59%
*	SBA Communications Corp.	3,950	397,767

Utilities - 2.50%
*	NextEra Energy, Inc.	6,416	624,662

	Total Common Stocks (Cost $22,365,506)		23,540,638

SHORT-TERM INVESTMENT - 7.10%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	1,775,946	1,775,946

	Total Short-Term Investment (Cost $1,775,946)		1,775,946

Total Value of Investments (Cost $24,141,452) - 101.26%			$25,316,584

Liabilities in Excess of Other Assets - (1.26)%			(315,548)

Net Assets - 100.00%			$25,001,036

§	Represents 7 day effective yield
μ	American Depositary Receipt
*	Non-income producing investment

The following acronyms and abbreviations are used in this portfolio:
NV - Netherlands security
PLC - Public Limited Company

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments (Continued)

As of May 31, 2014

	Summary of Investments by Sector (Unaudited)

Sector	% of Net Assets	Value
Consumer Discretionary	9.28%	$2,319,309
Consumer Staples	5.31%	1,327,806
Energy	16.80%	4,199,579
Financials	8.12%	2,029,206
Health Care	15.53%	3,882,608
Industrials	8.71%	2,177,133
Information Technology	23.55%	5,889,546
Materials	2.77%	693,022
Telecommunications	1.59%	397,767
Utilities	2.50%	624,662
Short Term Investment	7.10%	1,775,946
Liabilities in Excess of Other Assets	(1.26)%	(315,548)
Total	100.00%	$25,001,036

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statement of Assets and Liabilities

As of May 31, 2014

Assets:
Investments, at value (cost $24,141,452)	$25,316,584
Receivables:
Investments sold	208,577
Fund shares sold	122,741
Dividends and interest	22,296

Total assets	25,670,198

Liabilities:
Due to Custodian	37
Payables:
Investments purchased	653,690
Accrued expenses
Advisory fees	9,332
Administration fees	5,147
Distribution and service fees - Advisor Class Shares	956

Total liabilities	669,162

Total Net Assets	$25,001,036

Net Assets Consist of:
Paid in Interest	$21,986,766
Undistributed net investment income	197,983
Accumulated net realized gain on investment transactions	1,641,155
Net unrealized appreciation on investments	1,175,132

Total Net Assets	$25,001,036

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,965,045
Net Assets	$23,879,264
Net Asset Value, Offering Price and Redemption Price Per Share	$12.15

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	93,731
Net Assets	$1,121,772
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.97

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statement of Operations

For the year ended May 31, 2014

Investment Income:
Dividends (net of foreign tax withheld of $4,790)	$367,865
Interest	415

Total Investment Income	368,280

Expenses:
Advisory fees (note 2)	101,061
Administration fees (note 2)	59,397
Distribution and service fees - Advisor Class Shares (note 3)	9,840

Total Expenses	170,298

Net Investment Income	197,982

Realized and Unrealized Gain on Investments

Net realized gain from:
Investment transactions	1,465,271
Capital gain distributions from underlying funds	176,194
Net change in unrealized appreciation on investments	379,714

Net Realized and Unrealized Gain on Investments	2,021,179

Net Increase in Net Assets Resulting from Operations	$2,219,161

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statements of Changes in Net Assets

For the year ended May 31,			2014	2013

Operations:
Net investment income			$197,982	$262,037
Net realized gain from:
Investment transactions			1,465,271	1,794,731
Capital gain distributions from underlying funds			176,194	-
Net change in unrealized appreciation on investments			379,714	1,081,116
Net Increase in Net Assets Resulting from Operations			2,219,161	3,137,884

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(251,494)	-
Advisor Class Shares			(10,542)	-
Net realized gains
Institutional Class Shares			(889,642)	-
Advisor Class Shares			(37,291)	-
Decrease in Net Assets Resulting from Distributions			(1,188,969)	-

Beneficial Interest Transactions:
Shares sold			15,088,523	4,783,106
Reinvested dividends and distributions			276,172	-
Shares repurchased			(6,397,465)	(9,996,012)
Increase (Decrease) from Beneficial Interest Transactions			8,967,230	(5,212,906)

Net Increase (Decrease) in Net Assets			9,997,422	(2,075,022)

Net Assets:
Beginning of Year			15,003,614	17,078,636
End of Year			$25,001,036	$15,003,614

Undistributed Net Investment Income			$197,983	$262,037

	Year Ended		Year Ended
Share Information:	May 31, 2014		May 31, 2013
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,239,788	$14,830,029	434,105	$4,614,023
Reinvested dividends and distributions	20,095	238,934	-	-
Shares repurchased	(519,403)	(6,320,965)	(936,336)	(9,731,055)
Net Increase (Decrease) in Beneficial Interest	740,480	$8,747,998	(502,231)	$(5,117,032)

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	21,631	$258,494	15,747	$169,083
Reinvested dividends and distributions	3,167	37,238	-	-
Shares repurchased	(6,391)	(76,500)	(25,646)	(264,957)
Net Increase (Decrease) in Beneficial Interest	18,407	$219,232	(9,899)	$(95,874)

See Notes to Financial Statements

Rx Dynamic Growth Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2014		2013	2012	2011	2010 (a)

Net Asset Value, Beginning of Period	$11.55		$9.42	$11.78	$9.94	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.11	(g)	0.21	0.06	(0.07)	(0.05)
Net realized and unrealized gain (loss) on
investments	1.08		1.92	(1.05)	1.92	(0.01)

Total from Investment Operations	1.19		2.13	(0.99)	1.85	(0.06)

Less Distributions from:
Net Investment income	(0.13)		-	(0.21)	-	-
Net realized gains	(0.46)		-	(1.16)	(0.01)	-

Total Distributions	(0.59)		-	(1.37)	(0.01)	-

Net Asset Value, End of Period	$12.15		$11.55	$9.42	$11.78	$9.94

Total Return (d)	10.44%		22.61%	(8.09)%	18.12%	0.60%	(c)

Net Assets, End of Period (in thousands)	$23,879		$14,139	$16,271	$15,341	$447

Ratios of:
Gross Expenses to Average Net Assets (e)	0.70%		0.94%	1.45%	1.45%	1.45%	(b)
Net Expenses to Average Net Assets (e)	0.70%		0.88%	1.38%	1.45%	1.45%	(b)
Net Investment Income/(Loss) to Average
Net Assets (f)	0.91%		1.72%	0.59%	(0.86)%	(1.10)%	(b)

Portfolio turnover rate	425.39%		453.00%	711.11%	658.15%	332.64%	(c)

(a)	For the period from October 2, 2009 (Date of Initial Public Investment) to May 31, 2010.
(b) Annualized
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(g) Calculated using the average shares method.

See Notes to Financial Statements						(Continued)

Rx Dynamic Growth Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2014		2013	2012	2011 (a)

Net Asset Value, Beginning of Period	$11.48		$9.48	$11.87	$11.71

Income (Loss) from Investment Operations
Net investment income (loss)	(0.01)	(g)(h)	0.08	(0.05)	(0.03)
Net realized and unrealized gain (loss) on
investments	1.09	(h)	1.92	(1.03)	0.19

Total from Investment Operations	1.08		2.00	(1.08)	0.16

Less Distributions from:
Investment income	(0.13)		-	(0.21)	-
Net realized gains	(0.46)		-	(1.10)	-

Total Distributions	(0.59)		-	(1.31)	-

Net Asset Value, End of Period	$11.97		$11.48	$9.48	$11.87

Total Return (d)	9.53%		21.10%	(8.90)%	1.37%	(c)

Net Assets, End of Period (in thousands)	$1,122		$865	$808	$551

Ratios of:
Gross Expenses to Average Net Assets (e)	1.70%		1.92%	2.44%	2.45%	(b)
Net Expenses to Average Net Assets (e)	1.70%		1.87%	2.38%	2.45%	(b)
Net Investment Income/(Loss) to Average
Net Assets (f)	(0.09)%		0.88%	(0.60)%	(2.39)%	(b)

Portfolio turnover rate	425.39%		453.00%	711.11%	658.15%	(c)

(a)	For the period from February 18, 2011 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(g) Calculated using the average shares method.
(h)	The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

See Notes to Financial Statements

Rx Dynamic Total Return Fund

June 26, 2014

Over the fiscal year ending May 31, 2014, the Fund's Institutional Class Shares returned 1.25%, underperforming the Barclays Capital US Aggregate Bond Index return of 2.71%. During the fiscal year, exposures to high yield bond funds outperformed the benchmark, but the fund maintained a shorter-duration position over the period which detracted from returns as interest rates moved in the direction most favorable for longer-duration fixed income. The dynamic approach for this fund has generally resulted in less variation in returns, particularly when interest rates show significant fluctuation. As of May 31, 2014, this fund has been rated 4-star by Morningstar which incorporates cost, operating history, and risk-adjusted returns.

The specific returns of the Fund as of June 30, 2014 are as follows:

Average Annual Total Returns	One	Since	Net Expense	Gross Expense
Period Ended June 30, 2014 (Unaudited)	Year	Inception*	Ratio**	Ratio***
Rx Dynamic Total Return Fund – Institutional Class Shares	3.37%	2.68%	1.31%	1.96%
Barclays Capital US Aggregate Bond Index****	4.37%	4.25%	n/a	n/a

Performance shown is for the period ended June 30, 2014. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com.

*The Fund's inception date is October 2, 2009.

**The Advisor has entered into an Operating Plan with the Administrator through October 1, 2014, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 0.70% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties. The Plan was terminated effective June 1, 2014.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index. The index does not have an investment advisor and does not pay any commissions, expenses or taxes. If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J Murphey
CEO and President

Rx Dynamic Total Return Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Institutional Class Shares versus the Barclays Capital US Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Institutional Class Shares	1.25%	2.64%	10/02/09	1.96%
Barclays Capital US Aggregate Bond Index	2.71%	4.32%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Total Return Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from February 25, 2011 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Advisor Class Shares versus the Barclays Capital US Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Advisor Class Shares	0.29%	1.46%	02/25/11	2.96%
Barclays Capital US Aggregate Bond Index	2.71%	4.14%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Total Return Fund

Schedule of Investments

As of May 31, 2014
		Shares	Value (Note 1)

OPEN-END FUNDS - 98.12%
Angel Oak Multi-Strategy Income Fund - Institutional		28,154	$342,921
BBH Limited Duration Fund - Class N		114,846	1,189,806
DWS Short Duration Fund - Institutional		140,725	1,293,263
Eaton Vance Bond Fund - Class I		31,633	353,019
Forward Income Builder Fund - Institutional		20,414	327,442
Franklin US Government Securities Fund - Advisor		167,945	1,100,043
Ivy High Income Fund - Class I		19,684	172,239
Natixis Loomis Sayles High Income Fund - Class Y		38,100	174,499
Natixis Loomis Sayles Strategic Income Fund - Class Y		20,477	348,522
Oppenheimer Ultra-Short Duration Fund - Class Y		118,456	1,188,112
PIMCO High Yield Spectrum Fund - Institutional		15,514	172,361
PIMCO Income Fund - Institutional		27,433	348,121
Pioneer High Yield Fund - Class Z		17,116	173,558
RidgeWorth Institutional US Government Securities Ultra Short Bond Fund - Class I		117,392	1,188,004
Third Avenue Focused Credit Fund - Institutional		14,679	178,052
Touchstone Ultra Short Duration Fixed Income Fund - Institutional		126,127	1,190,641
Van Eck Unconstrained Emerging Market Bond Fund - Class Y		18,372	167,189

Total Open-End Funds (Cost $9,834,575)			9,907,792

SHORT-TERM INVESTMENT - 1.10%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	110,835	110,835

Total Short-Term Investment (Cost $110,835)			110,835

Total Value of Investments (Cost $9,945,410) - 99.21%			$10,018,627

Other Assets Less Liabilities - 0.79%			79,298

Net Assets - 100.00%			$10,097,925

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Open-End Funds	98.12%	$9,907,792
Short-Term Investment	1.10%	110,835
Other Assets Less Liabilities	0.79%	79,298
Total	100.00%	$10,097,925

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Assets and Liabilities

As of May 31, 2014

Assets:
Investments, at value (cost $9,945,410)	$10,018,627
Receivables:
Investments sold	341,318
Fund shares sold	81,956
Interest	4

Total assets	10,441,905

Liabilities:
Distributions payable	9,885
Payables:
Investments purchased	327,441
Fund shares repurchased	29
Accrued expenses
Administration fees	5,939
Distribution and service fees - Advisor Class Shares	686

Total liabilities	343,980

Total Net Assets	$10,097,925

Net Assets Consist of:
Paid in Interest	$10,167,372
Undistributed net investment income	9,445
Accumulated net realized loss on investments	(152,109)
Net unrealized appreciation on investments	73,217

Total Net Assets	$10,097,925

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	914,140
Net Assets	$9,280,302
Net Asset Value, Offering Price and Redemption Price Per Share	$10.15

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	82,806
Net Assets	$817,623
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.87

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Operations

For the year ended May 31, 2014

Investment Income:
Dividends	$191,557
Interest	82

Total Investment Income	191,639

Expenses:
Administration fees (note 2)	55,279
Distribution and service fees - Advisor Class Shares (note 3)	7,306

Total Expenses	62,585

Net Investment Income	129,054

Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) from:
Investment transactions	(34,732)
Capital gain distributions from underlying funds	7,677
Net change in unrealized appreciation on investments	(9,979)

Net Realized and Unrealized Loss on Investments	(37,034)

Net Increase in Net Assets Resulting from Operations	$92,020

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statements of Changes in Net Assets

For the year ended May 31,			2014	2013

Operations:
Net investment income			$129,054	$234,812
Net realized gain (loss) from:
Investment transactions			(34,732)	131,689
Capital gain distributions from underlying funds			7,677	-
Change in unrealized appreciation (depreciation) on investments			(9,979)	19,372

Net Increase in Net Assets Resulting from Operations			92,020	385,873

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(114,447)	(290,391)
Advisor Class Shares			(5,162)	(28,785)
Net realized gains
Institutional Class Shares			-	(13,029)
Advisor Class Shares			-	(1,289)

Decrease in Net Assets Resulting from Distributions			(119,609)	(333,494)

Beneficial Interest Transactions:
Shares sold			9,302,188	5,209,691
Reinvested dividends and distributions			33,962	89,362
Shares repurchased			(7,650,191)	(5,668,900)
Increase (Decrease) in Beneficial Interest Transactions			1,685,959	(369,847)

Net Increase (Decrease) in Net Assets			1,658,370	(317,468)

Net Assets:
Beginning of Year			8,439,555	8,757,023
End of Year			$10,097,925	$8,439,555

Undistributed Net Investment Income			$9,445	$-

	Year Ended		Year Ended
Share Information:	May 31, 2014		May 31, 2013
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	889,809	$8,965,115	477,128	$4,886,233
Reinvested dividends and distributions	2,973	29,922	6,344	64,545
Shares repurchased	(732,411)	(7,370,025)	(509,108)	(5,241,034)
Net Increase (Decrease) in Beneficial Interest	160,371	$1,625,012	(25,636)	$(290,256)

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	34,306	$337,073	32,294	$323,458
Reinvested dividends and distributions	413	4,040	2,498	24,817
Shares repurchased	(28,627)	(280,166)	(42,277)	(427,866)
Net Increase (Decrease) in Beneficial Interest	6,092	$60,947	(7,485)	$(79,591)

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2014		2013	2012	2011	2010 (a)

Net Asset Value, Beginning of Period	$10.19		$10.16	$10.28	$10.07	$10.00

Income (Loss) from Investment Operations
Net investment income	0.17	(h)	0.39	0.17	0.35	0.00	(g)
Net realized and unrealized gain (loss) on
investments	(0.05)		0.14	(0.13)	0.13	0.07

Total from Investment Operations	0.12		0.53	0.04	0.48	0.07

Less Distributions:
From net investment income	(0.16)		(0.48)	(0.16)	(0.27)	-
From net realized gains	-		(0.02)	-	-	-

Total Distributions	(0.16)		(0.50)	(0.16)	(0.27)	-

Net Asset Value, End of Period	$10.15		$10.19	$10.16	$10.28	$10.07

Total Return (d)	1.25%		5.33%	0.38%	4.87%	0.70%	(c)

Net Assets, End of Period (in thousands)	$9,280		$7,679	$7,920	$3,916	$130

Ratios of:
Gross Expenses to Average Net Assets (e)	0.70%		0.86%	1.20%	1.20%	1.20%	(b)
Net Expenses to Average Net Assets (e)	0.70%		0.84%	1.17%	1.20%	1.20%	(b)
Net Investment Income to Average
Net Assets (f)	1.73%		3.14%	2.06%	3.77%	0.17%	(b)

Portfolio turnover rate	127.64%		82.95%	207.87%	218.16%	48.89%	(c)

(a)	For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(g)	Actual amount is less than $0.01 per share.
(h)	Calculated using the average shares method.

See Notes to Financial Statements						(Continued)

Rx Dynamic Total Return Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2014		2013	2012	2011 (a)

Net Asset Value, Beginning of Period	$9.91		$9.94	$10.11	$10.00

Income (Loss) from Investment Operations
Net investment income	0.07	(h)	0.27	0.10	0.00	(g)
Net realized and unrealized gain (loss) on
investments	(0.04)		0.14	(0.17)	0.11

Total from Investment Operations	0.03		0.41	(0.07)	0.11

Less Distributions:
From net investment income	(0.07)		(0.42)	(0.10)	-
From net realized gains	-		(0.02)	-	-

Total Distributions	(0.07)		(0.44)	(0.10)	-

Net Asset Value, End of Period	$9.87		$9.91	$9.94	$10.11

Total Return (d)	0.29%		4.16%	(0.63)%	1.10%	(c)

Net Assets, End of Period (in thousands)	$818		$760	$837	$309

Ratios of:
Gross Expenses to Average Net Assets (e)	1.70%		1.86%	2.20%	2.20%	(b)
Net Expenses to Average Net Assets (e)	1.70%		1.84%	2.17%	2.20%	(b)
Net Investment Income to Average
Net Assets (f)	0.73%		2.14%	1.11%	0.26%	(b)

Portfolio turnover rate	127.64%		82.95%	207.87%	218.16%	(c)

(a)	For the period from February 25, 2011 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(g) Actual amount is less than $0.01 per share.
(h) Calculated using the average shares method.

See Notes to Financial Statements

Rx Fundamental Growth Fund

June 26, 2014

Over the initial period from October 17, 2013 (Date of Initial Public Investment) through May 31, 2014, the Fund's Institutional Class Shares returned 10.90%, outperforming the S&P Global Broad Market Index (Global BMI) return of 7.00%. The Fund did not prove immune to a general market downturn in momentum oriented equities during the month of March. The strategy, sub advised by Navellier and Associates has an unconstrained mandate and was exposed to a high amount of growth stocks that exhibited a strong momentum factor. Vipshop Holdings Ltd ADR, with a return of 95.72%, generated the largest return by a single equity holding over the period. Dehaier Medical Systems, Ltd. had the lowest return with -51.46% over the initial period. The Fund has just surpassed the six month mark since inception in October 2013, a mostly favorable period for growth. In addition to the Navellier strategy, the tactical overlay did not signal any moves to cash over the initial period.

The specific returns of the Fund as of June 30, 2014 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2014 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Fundamental Growth Fund – Institutional Class Shares	17.10%	1.06%	2.26%

S&P Global Broad Market Index****	9.20%	n/a	n/a

Performance shown is for the period ended June 30, 2014. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com.

*The Fund's inception date is October 17, 2013.

**The Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 1.25% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Plan was terminated effective June 1, 2014.

***Gross expense ratio is from the Funds' prospectus dated October 16, 2013.

**** You cannot invest directly in this index. The index does not have an investment advisor and does not pay any commissions, expenses or taxes. If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Fundamental Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 17, 2013 (Date of Initial Public Offering) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2014	Inception	Date	Ratio*
Institutional Class Shares	10.90%	10/17/13	2.26%
S&P 500 Global Broad Market Index	7.00%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated October 16, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Fundamental Growth Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from November 4, 2013 (Date of Initial Public Offering) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2014	Inception	Date	Ratio*
Advisor Class Shares	11.60%	11/04/13	3.26%
S&P 500 Global Broad Market Index	6.53%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated October 16, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Fundamental Growth Fund

Schedule of Investments

As of May 31, 2014
		Shares	Value (note 1)

COMMON STOCKS - 99.34%

Consumer Discretionary - 12.80%
μ	China Distance Education Holdings Ltd.	13,500	$243,000
*	China XD Plastics Co. Ltd.	11,541	126,258
*	Gentherm, Inc.	2,200	90,486
	Lions Gate Entertainment Corp.	10,700	279,591
	Magna International, Inc.	350	35,812
*	Michael Kors Holdings Ltd.	5,600	528,528
*μ	TAL Education Group	6,200	142,538
*	Under Armour, Inc.	6,500	330,135
	VF Corp.	3,320	209,226
*	Vipshop Holdings Ltd.	2,300	374,118
			2,359,692
Consumer Staples - 3.85%
*	IGI Laboratories, Inc.	8,467	44,621
*	Inventure Foods, Inc.	9,200	113,160
	Tyson Foods, Inc.	13,000	551,980
			709,761
Energy - 4.52%
	GasLog Ltd.	1,500	35,025
	Helmerich & Payne, Inc.	2,200	241,890
*	Matador Resources Co.	13,600	338,368
*	Navigator Holdings Ltd.	5,100	125,154
*	Vertex Energy, Inc.	9,457	92,773
			833,210
Financials - 2.93%
μ	Aviva PLC Spon ADR	4,500	79,875
	McGraw Hill Financial, Inc.	2,200	179,894
	United Insurance Holdings Corp.	15,850	279,752
			539,521
Health Care - 27.53%
*	Acadia Healthcare Co., Inc.	5,550	236,652
*	Actavis PLC	2,540	537,312
	AmerisourceBergen Corp.	3,050	223,199
*	Anika Therapeutics, Inc.	9,600	449,568
*	China Biologic Products, Inc.	3,950	179,014
*	Dehaier Medical Systems Ltd.	15,100	87,580
*	Depomed, Inc.	8,400	100,212
*	Illumina, Inc.	1,600	253,200
*	Insys Therapeutics, Inc.	6,200	160,208
*	Jazz Pharmaceuticals PLC	2,300	326,278
*	Lannett Co., Inc.	11,200	467,936

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - (Continued)

As of May 31, 2014
		Shares	Value (note 1)

COMMON STOCKS - (continued)

Health Care - (continued)
*	Ligand Pharmaceuticals, Inc.	4,650	$310,201
	McKesson Corp.	2,175	412,467
*	Mylan, Inc.	1,050	52,332
*	NPS Pharmaceuticals, Inc.	1,600	49,808
μ	Shire PLC	2,400	416,136
*	Sinovac Biotech Ltd.	16,450	103,142
*	Thermo Fisher Scientific, Inc.	2,100	245,511
*	Valeant Pharmaceuticals International, Inc.	3,150	413,312
*μ	WuXi PharmaTech Cayman, Inc.	1,600	53,392
			5,077,460
Industrials - 12.03%
*	Adept Technology, Inc.	3,300	38,544
*	Aerovironment, Inc.	3,500	112,420
	Delta Air Lines, Inc.	2,100	83,811
	Huntington Ingalls Industries, Inc.	3,250	324,448
	Lockheed Martin Corp.	1,900	310,935
	Nielsen NV	4,800	231,648
	Northrop Grumman Corp.	2,000	243,100
*	Pointer Telocation Ltd.	11,600	110,200
	Raytheon Co.	2,450	239,047
	Southwest Airlines Co.	6,500	171,925
*	Sparton Corp.	900	26,496
*	Spirit Airlines, Inc.	1,200	70,890
	The Boeing Co.	1,200	162,300
	Trinity Industries, Inc.	1,055	91,289
			2,217,053
Information Technology - 31.06%
*μ	21 Vianet Group, Inc.	5,100	137,496
*	Alliance Data Systems Corp.	1,975	505,699
	Amdocs Ltd.	3,900	187,668
	Avago Technologies Ltd.	7,200	508,824
*	Benchmark Electronics, Inc.	11,300	262,047
*μ	Bitauto Holdings Ltd.	2,625	109,305
*	Canadian Solar, Inc.	1,900	48,925
*μ	ChinaCache International Holdings Ltd. Spon ADR	4,700	66,834
*	CUI Global, Inc.	6,200	51,460
*	Envestnet, Inc.	10,500	425,670
*	Facebook, Inc.	5,300	335,490
*	Fiserv, Inc.	3,400	204,374
*	FleetCor Technologies, Inc.	4,000	505,640
	Ituran Location and Control Ltd.	3,200	75,104

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - (Continued)

As of May 31, 2014
			Shares	Value (note 1)

COMMON STOCKS - (continued)

	Information Technology - (continued)
		Logitech International	13,700	$178,785
		Methode Electronics, Inc.	10,200	317,730
	*	Micron Technology, Inc.	12,775	365,237
		Monolithic Power Systems, Inc.	2,700	106,083
	*	NXP Semiconductor NV	4,600	285,660
	*μ	Phoenix New Media Ltd.	15,700	155,273
	*μ	Qihoo 360 Technology Co. Ltd.	3,200	293,856
	μ	Seiko Epson Corp. Unspon ADR	5,400	94,554
		Silicom Ltd.	400	19,116
	*	SuperCom Ltd.	5,753	55,401
	*	Ubiquiti Networks, Inc.	6,650	232,484
	*	Ultra Clean Holdings, Inc.	10,000	82,800
	*μ	YY, Inc.	1,750	113,943
				5,725,458
	Materials - 4.62%
	*	Constellium NV	3,000	87,420
		Ecolab, Inc.	600	65,514
	*	KapStone Paper and Packaging Corp.	13,000	377,650
		LyondellBasell Industries	1,700	169,269
		Packaging Corp. of America	2,200	152,152
				852,005

		Total Common Stocks (Cost $18,148,417)		18,314,160

SHORT-TERM INVESTMENT - 2.34%
	§	Fidelity Institutional Money Market Funds - Money Market Porfolio, 0.05%	431,295	431,295

		Total Short-Term Investment (Cost $431,295)		431,295

Total Value of Investments (Cost $18,579,712) - 101.68%				$18,745,455

Liabilities in Excess of Other Assets - (1.68)%				(309,791)

	Net Assets - 100.00%			$18,435,664

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

The following acronyms and abbreviations are used in this portfolio:
	PLC - Public Limited Company
	NV - Netherlands Security
				(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - (Continued)

As of May 31, 2014

	Summary of Investments by Sector (Unaudited)
	% of Net
Sector	Assets	Value
Consumer Discretionary	12.80%	$2,359,692
Consumer Staples	3.85%	709,761
Energy	4.52%	833,210
Financials	2.93%	539,521
Health Care	27.53%	5,077,460
Industrials	12.03%	2,217,053
Information Technology	31.06%	5,725,458
Materials	4.62%	852,005
Short-Term Investment	2.34%	431,295
Liabilities in Excess of Other Assets	-1.68%	(309,791)
Total	100.00%	$18,435,664

See Notes to Financial Statements

Rx Fundamental Growth Fund

Statement of Assets and Liabilities

As of May 31, 2014

Assets:
Investments, at value (cost $18,579,712)	$18,745,455
Receivables:
Investments sold	893,587
Fund shares sold	315,291
Dividends and interest	10,054

Total assets	19,964,387

Liabilities:
Cash Overdraft	461
Payables:
Investments purchased	1,205,683
Fund shares purchased	304,388
Accrued expenses
Advisory fees	14,398
Administrative fees	3,594
Distribution and service fees - Advisor Class Shares	199

Total liabilities	1,528,723

Total Net Assets	$18,435,664

Net Assets Consist of:
Paid in Interest	$18,416,040
Accumulated net investment loss	(27,934)
Accumulated net realized loss on investments	(118,185)
Net unrealized appreciation on investments	165,743

Total Net Assets	$18,435,664

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,641,383
Net Assets	$18,202,434
Net Asset Value, Offering Price and Redemption Price Per Share	$11.09

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	20,897
Net Assets	$233,230
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.16

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Fundamental Growth Fund

Statement of Operations

For the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2014

Investment Income:
Dividends (net of foreign tax withheld of $911)	$31,652
Interest	99

Total Investment Income	31,751

Expenses:
Advisory fees (note 2)	52,614
Administration fees (note 2)	13,154
Distribution and service fees - Advisor Class Shares (note 3)	370

Total Expenses	66,138

Net Investment Loss	(34,387)

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(113,202)
Net change in unrealized appreciation on investments	165,743

Net Realized and Unrealized Gain on Investments	52,541

Net Increase in Net Assets Resulting from Operations	$18,154

See Notes to Financial Statements

Rx Fundamental Growth Fund

Statement of Changes in Net Assets

For the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2014

Operations:
Net investment loss		$(34,387)
Net realized loss from investment transactions		(113,202)
Net change in unrealized appreciation on investments		165,743
Net Increase in Net Assets Resulting from Operations		18,154

Beneficial Interest Transactions:
Shares sold		22,365,194
Shares repurchased		(3,947,684)
Increase from Beneficial Interest Transactions		18,417,510

Net Increase in Net Assets		18,435,664

Net Assets:
Beginning of Period		-
End of Period		$18,435,664

Accumulated Net Investment Loss		$(27,934)

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	2,017,430	$22,132,131
Shares repurchased	(376,047)	(3,945,359)
Net Increase in Beneficial Interest	1,641,383	$18,186,772

Advisor Class Shares	Shares	Amount
Shares sold	21,113	$233,063
Shares repurchased	(216)	(2,325)
Net Increase in Beneficial Interest	20,897	$230,738

See Notes to Financial Statements

Rx Fundamental Growth Fund

Financial Highlights

For a share outstanding during the period from	Institutional
October 17, 2013 (Date of Initial Public Investment) to May 31, 2014	Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.04)	(e)
Net realized and unrealized gain on investments	1.13

Total from Investment Operations	1.09

Net Asset Value, End of Period	$11.09

Total Return (c)	10.90%	(b)

Net Assets, End of Period (in thousands)	$18,202

Ratios of:
Gross Expenses to Average Net Assets (d)	1.25%	(a)
Net Expenses to Average Net Assets (d)	1.25%	(a)
Net Investment Loss to Average Net Assets	(0.64)%	(a)

Portfolio turnover rate	71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.

See Notes to Financial Statements	(Continued)

Rx Fundamental Growth Fund

Financial Highlights

For a share outstanding during the period from	Advisor
November 4, 2013 (Date of Initial Public Investment) to May 31, 2014	Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.10)	(e)
Net realized and unrealized gain on investments	1.26

Total from Investment Operations	1.16

Net Asset Value, End of Period	$11.16

Total Return (c)	11.60%	(b)

Net Assets, End of Period (in thousands)	$233

Ratios of:
Gross Expenses to Average Net Assets (d)	2.25%	(a)
Net Expenses to Average Net Assets (d)	2.25%	(a)
Net Investment Loss to Average Net Assets	(1.69)%	(a)

Portfolio turnover rate	71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.

See Notes to Financial Statements

Rx High Income Fund

June 26, 2014

Over the fiscal year ending May 31, 2014, the Fund's Institutional Class Shares returned 11.18% and outperformed the Barclays Capital Global High-Yield Index. The Diamond Hill Strategic Income and Aberdeen Global High Income positions were removed and replaced with allocations in the Lord Abbett High Yield I Fund as well as an MLP Strategy powered by research from Swank Capital which takes the form of individual MLP holdings. The Swank MLP Strategy proved beneficial as the target 20% allocation within the Fund outperformed fixed income over the period and contributed approximately ½ of the positive returns of the period. Relative to the other holdings in the allocation, Institutional class shares of Third Avenue Focus Credit Fund provided the lowest return of 3.76%, which underperformed the benchmark.

The specific returns of the Fund as of June 30, 2014 are as follows:

Average Annual Total Returns	One	Since	Net Expense	Gross Expense Ratio***
Period Ended June 30, 2014 (Unaudited)	Year	Inception*	Ratio**
Rx High Income Fund – Institutional Class Shares	16.94%	11.03%	1.44%	2.93%

Barclays Capital Global High-Yield Index****	14.20%	10.00%	n/a	n/a

Performance shown is for the period ended June 30, 2014. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com.

*The Fund's inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Plan was terminated effective June 1, 2014.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index. The index does not have an investment advisor and does not pay any commissions, expenses or taxes. If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx High Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Institutional Class Shares versus the Barclays Capital Global High-Yield Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Institutional Class Shares	11.18%	9.74%	09/20/12	2.93%
Barclays Capital Global High-Yield Index	9.06%	9.78%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx High Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Advisor Class Shares versus the Barclays Capital Global High-Yield Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Advisor Class Shares	11.00%	9.11%	09/26/12	3.93%
Barclays Capital Global High-Yield Index	9.06%	10.42%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx High Income Fund

Schedule of Investments

As of May 31, 2014
	Shares	Value (Note 1)

COMMON STOCKS - 18.94%

Energy - 18.94%
Access Midstream Partners LP	2,628	$165,538
Atlas Energy LP	2,118	84,911
* Cheniere Energy, Inc.	1,509	102,778
Energy Transfer Equity LP	4,153	211,637
Energy Transfer Partners LP	1,655	93,210
EnLink Midstream Partners LP	2,882	87,815
Enterprise Products Partners LP	1,117	83,574
EQT Midstream Partners LP	2,127	174,712
Genesis Energy LP	1,952	111,264
Kinder Morgan, Inc.	2,478	82,740
Magellan Midstream Partners LP	1,971	161,385
Marathon Petroleum Corp.	1,005	89,837
MarkWest Energy Partners LP	1,473	91,252
MPLX LP	2,472	141,300
NGL Energy Partners LP	3,268	130,720
ONEOK, Inc.	1,062	68,488
Phillips 66	1,174	99,544
Phillips 66 Partners LP	2,813	170,327
Plains GP Holdings LP - Class A	3,184	87,878
QEP Midstream Partners LP	3,736	90,337
SemGroup Corp. - Class A	1,995	135,540
Sunoco Logistics Partners LP	1,812	166,704
Targa Resources Corp.	1,524	175,199
Tesoro Logistics LP	1,502	104,689
Valero Energy Partners LP	2,277	101,167
Western Gas Partners LP	1,656	119,215
Western Gas Equity Partners LP	2,418	125,639

Total Common Stocks (Cost $2,740,497)		3,257,400

OPEN-END FUNDS - 72.31%
Ivy High Income Fund - Class I	352,163	3,081,428
Lord Abbett High Yield Fund - Class I	386,804	3,098,296
Nuveen High Income Bond Fund - Class I	334,491	3,100,731
Third Avenue Focused Credit Fund - Class I	260,108	3,155,109

Total Open-End Funds (Cost $12,181,770)		12,435,564

SHORT-TERM INVESTMENT - 8.15%
§ Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	1,400,556	1,400,556

Total Short-Term Investment (Cost $1,400,556)		1,400,556
		(Continued)

Rx High Income Fund

Schedule of Investments (Continued)

As of May 31, 2014
			Value (Note 1)

Total Value of Investments (Cost $16,322,823) - 99.40%			$17,093,520

Other Assets Less Liabilities - 0.60%			103,306

Net Assets - 100.00%			$17,196,826

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments (Unaudited)

Sector	% of Net Assets	Value
Energy	18.94%	$3,257,400
Open-End Funds	72.31%	12,435,564
Short-Term Investment	8.15%	1,400,556
Other Assets Less Liabilities	0.60%	103,306
Total	100.00%	$17,196,826

See Notes to Financial Statements

Rx High Income Fund

Statement of Assets and Liabilities

As of May 31, 2014

Assets:
Investments, at value (cost $16,322,823)	$17,093,520
Receivables:
Fund shares sold	154,434
Dividends and Interest	1,048

Total assets	17,249,002

Liabilities:
Payables:
Distributions payable	28,954
Fund shares repurchased	12,891
Accrued expenses
Advisory fees	6,331
Administration fees	3,517
Distribution and service fees - Advisor Class Shares	483

Total liabilities	52,176

Net Assets	$17,196,826

Net Assets Consist of:
Paid in Interest	$16,232,042
Undistributed net investment income	23,391
Accumulated net realized gain on investments	170,696
Net unrealized appreciation on investments	770,697

Total Net Assets	$17,196,826

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,541,389
Net Assets	$16,552,332
Net Asset Value, Offering Price and Redemption Price Per Share	$10.74

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	59,882
Net Assets	$644,494
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.76

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx High Income Fund

Statement of Operations

For the year ended May 31, 2014

Investment Income:
Dividends	$765,674
Interest	189

Total Investment Income	765,863

Expenses:
Advisory fees (note 2)	57,727
Administration fees (note 2)	32,071
Distribution and service fees - Advisor Class Shares (note 3)	2,351

Total Expenses	92,149

Net Investment Income	673,714

Realized and Unrealized Gain on Investments:

Net realized gain from:
Investment transactions	105,551
Capital gain distributions from underlying funds	75,578
Change in unrealized appreciation on investments	685,864

Realized and Unrealized Gain on Investments	866,993

Net Increase in Net Assets Resulting from Operations	$1,540,707

See Notes to Financial Statements

Rx High Income Fund

Statements of Changes in Net Assets

For the year or period ended May 31,			2014	2013 (a)

Operations:
Net investment income			$673,714	$229,681
Net realized gain from:
Investment transactions			105,551	46,244
Capital gain distributions from underlying funds			75,578	-
Change in unrealized appreciation on investments			685,864	84,833

Net Increase in Net Assets Resulting from Operations			1,540,707	360,758

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(678,240)	(197,211)
Advisor Class Shares			(10,130)	(345)
Net realized gains
Institutional Class Shares			(50,086)	-
Advisor Class Shares			(669)	-

Net Decrease in Net Assets Resulting from Distributions			(739,125)	(197,556)

Beneficial Interest Transactions:
Shares sold			11,546,551	9,666,912
Reinvested dividends and distributions			157,794	36,108
Shares repurchased			(4,722,942)	(452,381)

Increase from Beneficial Interest Transactions			6,981,403	9,250,639

Net Increase in Net Assets			7,782,985	9,413,841

Net Assets:
Beginning of Year or Period			9,413,841	-
End of Year or Period			$17,196,826	$9,413,841

Undistributed Net Investment Income			$23,391	$32,125

	Year Ended		Period Ended
Share Information:	May 31, 2014		May 31, 2013 (a)
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,069,084	$10,957,717	956,836	$9,618,385
Reinvested dividends and distributions	14,537	148,794	3,548	35,981
Shares repurchased	(458,070)	(4,695,038)	(44,546)	(452,277)
Net Increase in Beneficial Interest	625,551	$6,411,473	915,838	$9,202,089

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	56,933	$588,834	4,747	$48,527
Reinvested dividends and distributions	868	9,000	12	127
Shares repurchased	(2,668)	(27,904)	(10)	(104)
Net Increase in Beneficial Interest	55,133	$569,930	4,749	$48,550
(a)	From September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.

See Notes to Financial Statements

Rx High Income Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$10.23		$10.00

Income from Investment Operations
Net investment income	0.52	(g)	0.33
Net realized and unrealized gain on investments	0.58		0.20

Total from Investment Operations	1.10		0.53

Less Distributions:
From net investment income	(0.55)		(0.30)
From net realized gains	(0.04)		-

Total Distributions	(0.59)		(0.30)

Net Asset Value, End of Period	$10.74		$10.23

Total Return (c)	11.18%		5.37%	(b)

Net Assets, End of Period (in thousands)	$16,552		$9,366

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	5.26%		6.59%	(a)

Portfolio turnover rate	75.79%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.

See Notes to Financial Statements			(Continued)

Rx High Income Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$10.17		$10.00

Income from Investment Operations
Net investment income	0.47	(g)	0.24
Net realized and unrealized gain on investments	0.61		0.19

Total from Investment Operations	1.08		0.43

Less Distributions:
From net investment income	(0.45)		(0.26)
From net realized gains	(0.04)		-

Total Distributions	(0.49)		(0.26)

Net Asset Value, End of Period	$10.76		$10.17

Total Return (c)	11.00%		4.36%	(b)

Net Assets, End of Period (in thousands)	$644		$48

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%		1.76%	(a)
Net Expenses to Average Net Assets (d)	1.70%		1.76%	(a)
Net Investment Income to Average Net Assets (e)	4.26%		5.71%	(a)

Portfolio turnover rate	75.79%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.

See Notes to Financial Statements

Rx Non Traditional Fund

June 26, 2014

Over the fiscal year ending May 31, 2014, the Fund's Institutional Class Shares returned 0.50%. The underlying objective for this Fund is designed to generate returns equal to the 1-3 month Treasury Bill plus fees when equity markets are flat or rising and provide a low correlation to equities when the S&P Global Broad Market Index experiences significant volatility events. After enduring a difficult environment, managed futures trend-following strategies were able to generate positive returns in April and May, which proved troublesome for the counter-trend 361 Managed Futures holding. The 361 strategy generated a -1.33% return over the 6 month period from December 1, 2013 through May 31, 2014. In mid-February, a portion of the allocation to PIMCO Credit Absolute Return Fund was exchanged for holdings of Velocity Capital Long/Short Volatility Fund, LLC and Velocity Shares Daily Inverse VIX. This sleeve of the Fund is designed to exploit the spike and bleed phenomenon experienced with implied volatility. Being net short volatility contributed the most to the Fund's positive performance, on an attribution basis, even while being held for only a portion of the period.

The specific returns of the Fund as of June 30, 2014 are as follows:

Average Annual Total Returns	One	Since	Net Expense	Gross Expense
Period Ended June 30, 2014 (Unaudited)	Year	Inception*	Ratio**	Ratio***
Rx Non Traditional Fund – Institutional Class Shares	2.43%	0.91%	2.15%	4.18%
S&P Global Broad Market Index****	21.16%	15.49%	n/a	n/a

Performance shown is for the period ended June 30, 2014. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com.

*The Fund's inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Plan was terminated effective June 1, 2014.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index. The index does not have an investment advisor and does not pay any commissions, expenses or taxes. If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Non Traditional Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Institutional Class Shares	0.50%	0.37%	09/20/12	4.18%
S&P Global Broad Market Index	15.04%	14.90%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Non Traditional Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Advisor Class Shares	0.30%	-0.14%	09/26/12	5.18%
S&P Global Broad Market Index	15.04%	16.27%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Non Traditional Fund

Schedule of Investments

As of May 31, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 17.79%
*	Barclays ETN Linked to the S&P 500 Dynamic VEQTORTM TR Index Bond Fund	8,961	$1,315,833
VelocityShares Daily Inverse VIX Short Equity Fund		7,567	294,735

Total Exchange Traded Products (Cost $1,509,225)			1,610,568

OPEN-END FUNDS - 68.81%
361 Managed Futures Fund - Class I		194,721	2,167,249
Angel Oak Multi-Strategy Income Fund		71,801	874,540
Columbia Absolute Return Currency and Income Fund - Class Z		72,231	695,584
Forum Funds Merk Hard Currency Fund - Institutional Class		37,335	429,355
Merk Absolute Return Currency Fund - Institutional Class		95,700	914,891
PIMCO Credit Absolute Return Fund - Institutional Class		66,116	710,090
The Merger Fund		26,896	439,486

Total Open-End Funds (Cost $6,266,274)			6,231,195

HEDGE FUND - 9.43%
Velocity Capital Long/Short Volatility Fund, LLC		10,377	853,565

Total Hedge Fund (Cost $850,000)			853,565

SHORT-TERM INVESTMENT - 3.21%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	290,532	290,532

Total Short-Term Investment (Cost $290,532)			290,532

Total Value of Investments (Cost $8,916,031) - 99.24%			$8,985,860

Other Assets Less Liabilities - 0.76%			69,204

Net Assets - 100.00%			$9,055,064

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments (Unaudited)

	% of Net Assets	Value
Exchange Traded Products	17.79%	$1,610,568
Open-End Funds	68.81%	6,231,195
Hedge Fund	9.43%	853,565
Short-Term Investment	3.21%	290,532
Other Assets Less Liabilities	0.76%	69,204
Total	100.00%	$9,055,064

Rx Non Traditional Fund

Schedule of Investments

As of May 31, 2014

Additional Information on Investments in Hedge Funds (1)
		Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of May 31, 2014
Value	Security
$853,565	Velocity Capital Long/Short Volatility Fund, LLC	Daily	1	$0

(1) This class includes investments in Hedge Funds. The fair values of the investments in this class have been estimated using the net asset value per share of the investments.

See Notes to Financial Statements

Rx Non Traditional Fund

Statement of Assets and Liabilities

As of May 31, 2014

Assets:
Investments, at value (cost $8,916,031)	$8,985,860
Receivables:
Fund shares sold	76,657
Dividends and interest	9

Total assets	9,062,526

Liabilities:
Payables:
Fund shares purchased	2,000
Accrued expenses
Advisory fees	3,403
Administration fees	1,890
Distribution and service fees - Advisor Class Shares	169

Total liabilities	7,462

Total Net Assets	$9,055,064

Net Assets Consist of:
Paid in Interest	$9,003,699
Undistributed net investment income	74,201
Accumulated net realized loss on investments	(92,665)
Net unrealized appreciation on investments	69,829

Total Net Assets	$9,055,064

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	884,828
Net Assets	$8,840,350
Net Asset Value, Offering Price and Redemption Price Per Share	$9.99

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	21,632
Net Assets	$214,714
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.93

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Non Traditional Fund

Statement of Operations

For the year ended May 31, 2014

Investment Income:
Dividends	$132,727
Interest	91

Total Investment Income	132,818

Expenses:
Advisory fees (note 2)	37,164
Administration fees (note 2)	20,647
Distribution and service fees - Advisor Class Shares (note 3)	798

Total Expenses	58,609

Net Investment Income	74,209

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from:
Investment transactions	(177,928)
Capital gain distributions from underlying funds	86,793
Net change in unrealized appreciation on investments	77,041

Net Realized and Unrealized Loss on Investments	(14,094)

Net Increase in Net Assets Resulting from Operations	$60,115

See Notes to Financial Statements

Rx Non Traditional Fund

Statements of Changes in Net Assets

For the fiscal year or period ended May 31,			2014		2013 (b)

Operations:
Net investment income			$74,209		$793
Net realized gain (loss) from:
Investment transactions			(177,928)		36,703
Capital gain distributions from underlying funds			86,793		11,280
Net change in unrealized appreciation (depreciation) on investments			77,041		(7,212)

Net Increase in Net Assets Resulting from Operations			60,115		41,564

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-		(7,860)
Advisor Class Shares			-		(3)
Net realized gains
Institutional Class Shares			(42,102)		-
Advisor Class Shares			(349)		-

Net Decrease in Net Assets Resulting from Distributions			(42,451)		(7,863)

Beneficial Interest Transactions:
Shares sold			5,228,574		7,280,877
Reinvested dividends and distributions			7,935		879
Shares repurchased			(3,107,578)		(406,988)

Increase from Beneficial Interest Transactions			2,128,931		6,874,768

Net Increase in Net Assets			2,146,595		6,908,469

Net Assets:
Beginning of Year or Period			6,908,469		-
End of Year or Period			$9,055,064		$6,908,469

Accumulated Net Investment Income (Loss)			$74,201		$(7,070)
	Year Ended		Period Ended
Share Information:	May 31, 2014		May 31, 2013 (b)
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	507,629	$5,020,088	729,636		$7,258,224
Reinvested dividends and distributions	777	7,631	88		876
Shares repurchased	(312,621)	(3,089,327)	(40,681)		(406,888)
Net Increase in Beneficial Interest	195,785	$1,938,392	689,043		$6,852,212

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	21,183	$208,486	2,273		$22,653
Reinvested dividends and distributions	31	304	-	(a)	3
Shares repurchased	(1,845)	(18,251)	(10)		(100)
Net Increase in Beneficial Interest	19,369	$190,539	2,263		$22,556
(a) Less than 1 full share
(b)	From September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.

See Notes to Financial Statements

Rx Non Traditional Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$9.99		$10.00

Income (Loss) from Investment Operations
Net investment income	0.09	(g)	0.01
Net realized and unrealized gain (loss) on investments	(0.04)		-

Total from Investment Operations	0.05		0.01

Less Distributions:
From net investment income	-		(0.02)
From net realized gains	(0.05)		-

Total Distributions	(0.05)		(0.02)

Net Asset Value, End of Period	$9.99		$9.99

Total Return (c)	0.50%		0.12%	(b)

Net Assets, End of Period (in thousands)	$8,840		$6,886

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.91%		0.03%	(a)

Portfolio turnover rate	80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.

See Notes to Financial Statements			(Continued)

Rx Non Traditional Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2014		2013	(g)

Net Asset Value, Beginning of Period	$9.95		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)	(f)(h)	(0.01)
Net realized and unrealized gain (loss) on investments	0.04	(f)	(0.03)	(f)

Total from Investment Operations	0.03		(0.04)

Less Distributions:
From net investment income	-		(0.01)
From net realized gains	(0.05)		-

Total Distributions	(0.05)		(0.01)

Net Asset Value, End of Period	$9.93		$9.95

Total Return (c)	0.30%		(0.44)%	(b)

Net Assets, End of Period (in thousands)	$215		$23

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%		1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(0.09)%		(1.12)%	(a)

Portfolio turnover rate	80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(g)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(h) Calculated using the average shares method.

See Notes to Financial Statements

Rx Premier Managers Fund

June 26, 2014

Over the fiscal year ending May 31, 2014, the Fund's Institutional Class Shares returned 12.37% and underperformed the S&P Global Broad Market Index which returned 15.04%. During the period, the common stock holding of Berkshire Hathaway provided returns which exceeded each of the other acquired fund holdings and was the only holding that outperformed the benchmark return. The Blackrock, First Eagle, and Loomis Sayles holdings all had moderate returns in line with expectations. The Ivy Asset Strategy holding, an open-end fund in the allocation, generated the lowest return of 1.68%.

The specific returns of the Fund as of June 30, 2014 are as follows:

Average Annual Total Returns	One	Since	Net Expense	Gross Expense Ratio***
Period Ended June 30, 2014 (Unaudited)	Year	Inception*	Ratio**
Rx Premier Managers Fund – Institutional Class Shares	16.42%	14.65%	1.48%	10.83%

S&P Global Broad Market Index****	21.16%	15.49%	n/a	n/a

Performance shown is for the period ended June 30, 2014. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com.

*The Fund's inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Plan was terminated effective June 1, 2014.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index. The index does not have an investment advisor and does not pay any commissions, expenses or taxes. If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Premier Managers Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Institutional Class Shares	12.37%	14.68%	09/20/12	10.83%
S&P Global Broad Market Index	15.04%	14.90%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Premier Managers Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Advisor Class Shares	10.84%	14.40%	09/26/12	11.83%
S&P Global Broad Market Index	15.04%	16.27%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Premier Managers Fund

Schedule of Investments

As of May 31, 2014
		Shares	Value (Note 1)

COMMON STOCK - 19.80%

Financials - 19.80%
* Berkshire Hathaway, Inc. Class B		8,979	$1,152,365

Total Common Stock (Cost $1,059,102)			1,152,365

OPEN-END FUNDS - 74.85%
BlackRock Global Allocation Fund, Inc.		49,936	1,095,596
First Eagle Global Fund		19,760	1,105,983
Ivy Asset Strategy Fund		33,275	1,054,494
Natixis Loomis Sayles Global Equity and Income Fund		55,605	1,099,307

Total Open-End Funds (Cost $4,140,601)			4,355,380

SHORT-TERM INVESTMENT - 3.91%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	227,596	227,596

Total Short-Term Investment (Cost $227,596)			227,596

Total Value of Investments (Cost $5,427,299) - 98.56%			$5,735,341

Other Assets Less Liabilities - 1.44%			83,599

Net Assets - 100.00%			$5,818,940

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments (Unaudited)

Sector	% of Net Assets	Value
Financials	19.80%	$1,152,365
Open-End Funds	74.85%	4,355,380
Short-Term Investment	3.91%	227,596
Other Assets Less Liabilities	1.44%	83,599
Total	100.00%	$5,818,940

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Assets and Liabilities

As of May 31, 2014

Assets:
Investments, at value (cost $5,427,299)	$5,735,341
Receivables:
Fund shares sold	87,030
Dividends and interest	7

Total assets	5,822,378

Liabilities:
Accrued expenses
Advisory fees	2,151
Administration fees	1,195
Distribution and service fees - Advisor Class Shares	92

Total liabilities	3,438

Total Net Assets	$5,818,940

Net Assets Consist of:
Paid in Interest	$5,405,802
Accumulated net realized gain on investments	105,096
Net unrealized appreciation on investments	308,042

Total Net Assets	$5,818,940

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	471,122
Net Assets	$5,696,504
Net Asset Value, Offering Price and Redemption Price Per Share	$12.09

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	10,170
Net Assets	$122,436
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.04

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Operations

For the year ended May 31, 2014

Investment Income:
Dividends	$40,147
Interest	32

Total Investment Income	40,179

Expenses:
Advisory fees (note 2)	14,358
Administration fees (note 2)	7,977
Distribution and service fees - Advisor Class Shares (note 3)	297

Total Expenses	22,632

Net Investment Income	17,547

Realized and Unrealized Gain on Investments:

Accumulated net realized gain from investment transactions	162,004
Net change in unrealized appreciation on investments	199,703

Net Realized and Unrealized Gain on Investments	361,707

Net Increase in Net Assets Resulting from Operations	$379,254

See Notes to Financial Statements

Rx Premier Managers Fund

Statements of Changes in Net Assets

For the year or period ended May 31,			2014	2013 (a)

Operations:
Net investment income			$17,547	$4,986
Accumulated net realized gain on investment transactions			162,004	3,654
Net change in unrealized appreciation on investments			199,703	108,339

Net Increase in Net Assets Resulting from Operations			379,254	116,979

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(25,018)	(9,791)
Advisor Class Shares			(116)	(147)
Net realized gains
Institutional Class Shares			(47,785)	-
Advisor Class Shares			(238)	-

Decrease in Net Assets Resulting from Distributions			(73,157)	(9,938)

Beneficial Interest Transactions:
Shares sold			5,087,827	1,827,408
Reinvested dividends and distributions			20,179	1,487
Shares repurchased			(1,465,872)	(65,227)

Increase from Beneficial Interest Transactions			3,642,134	1,763,668

Net Increase in Net Assets			3,948,231	1,870,709

Net Assets:
Beginning of Year or Period			1,870,709	-
End of Year or Period			$5,818,940	$1,870,709

Accumulated Net Investment Loss			$-	$(4,952)

	Year Ended		Period Ended
Share Information:	May 31, 2014		May 31, 2013 (a)
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	425,007	$4,966,936	173,980	$1,816,099
Reinvested dividends and distributions	1,704	19,825	134	1,340
Shares repurchased	(123,963)	(1,454,952)	(5,740)	(61,396)
Net Increase in Beneficial Interest	302,748	3,531,809	168,374	$1,756,043

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	10,280	$120,890	1,126	$11,309
Reinvested dividends and distributions	30	354	15	147
Shares repurchased	(936)	(10,919)	(345)	(3,831)
Net Increase in Beneficial Interest	9,374	$110,325	796	$7,625
(a)	From September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.

See Notes to Financial Statements

Rx Premier Managers Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$11.06		$10.00

Income from Investment Operations
Net investment income	0.06	(g)	0.12
Net realized and unrealized gain on investments	1.29		1.09

Total from Investment Operations	1.35		1.21

Less Distributions:
From net investment income	(0.11)		(0.15)
From net realized gains	(0.21)		-

Total Distributions	(0.32)		(0.15)

Net Asset Value, End of Period	$12.09		$11.06

Total Return (c)	12.37%		12.23%	(b)

Net Assets, End of Period (in thousands)	$5,697		$1,862

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.56%		0.77%	(a)

Portfolio turnover rate	26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calcualted using the average shares method.

See Notes to Financial Statements			(Continued)

Rx Premier Managers Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$11.16		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.05)	(g)(h)	-
Net realized and unrealized gain on investments	1.24		1.29

Total from Investment Operations	1.19		1.29

Less Distributions:
From net investment income	(0.10)		(0.13)
From net realized gains	(0.21)		-

Total Distributions	(0.31)		(0.13)

Net Asset Value, End of Period	$12.04		$11.16

Total Return (c)	10.84%		13.04%	(b)

Net Assets, End of Period (in thousands)	$122		$9

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%		1.70%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	(0.43)%		0.68%	(a)

Portfolio turnover rate	26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calcualted using the average shares method.
(h)	The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

See Notes to Financial Statements

Rx Tactical Rotation Fund

June 26, 2014

Over the fiscal year ending May 31, 2014, the Fund's Institutional Class Shares returned 15.71%, outperforming the 15.04% return of the S&P Global Broad Market Index. During the period, exposures to technology, materials and European markets were the most beneficial, with healthcare and small cap exposures being the main detractors of performance. This particular strategy relies on sector and country price momentum and is designed with an emphasis on attempting to limit losses. While the sector weightings can change weekly and has the ability to hold a large allocation of cash-like ETFs, this strategy remained fully invested for the majority of the time period. However, the asset class exposures did shift allocations from approximately 55/45 equity/fixed income at the beginning of December, to 95% equity, 5% cash by the end of May.

The specific returns of the Fund as of June 30, 2014 are as follows:

Average Annual Total Returns	One	Since	Net Expense	Gross Expense Ratio***
Period Ended June 30, 2014 (Unaudited)	Year	Inception*	Ratio**
Rx Tactical Rotation Fund – Institutional Class Shares	20.84%	14.62%	1.52%	3.19%

S&P Global Broad Market Index****	21.16%	15.49%	n/a	n/a

Performance shown is for the period ended June 30, 2014. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com.

*The Fund's inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 1.25% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Plan was terminated effective June 1, 2014.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index. The index does not have an investment advisor and does not pay any commissions, expenses or taxes. If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Tactical Rotation Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Institutional Class Shares	15.71%	13.73%	09/20/12	3.19%
S&P Global Broad Market Index	15.04%	14.90%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Tactical Rotation Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Advisor Class Shares	15.37%	13.48%	09/26/12	4.19%
S&P Global Broad Market Index	15.04%	16.27%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Tactical Rotation Fund

Schedule of Investments

As of May 31, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 97.45%
Energy Select Sector SPDR Fund		30,737	$2,929,544
Financial Select Sector SPDR Fund		128,946	2,874,206
Industrial Select Sector SPDR Fund		54,171	2,927,943
iShares Dow Jones U.S. ETF		14,829	1,442,713
iShares Global Healthcare ETF		16,781	1,566,842
iShares PHLX Semiconductor ETF		19,825	1,619,108
iShares Russell 1000 ETF		13,422	1,444,744
iShares Russell 1000 Value ETF		15,738	1,554,128
iShares Russell Mid-Cap ETF		9,255	1,454,793
iShares Russell Mid-Cap Value ETF		22,172	1,555,809
iShares U.S. Consumer Goods ETF		15,919	1,574,867
iShares U.S. Healthcare ETF		12,617	1,581,162
iShares U.S. Technology ETF		15,611	1,471,181
Materials Select Sector SPDR Fund		59,822	2,936,064
Technology Select Sector SPDR Fund		78,149	2,955,595

Total Exchange Traded Products (Cost $27,999,275)			29,888,699

SHORT-TERM INVESTMENT - 1.83%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	562,855	562,855

Total Short-Term Investment (Cost $562,855)			562,855

Total Value of Investments (Cost $28,562,130) - 99.28%			$30,451,554

Other Assets Less Liabilities - 0.72%			222,179

Net Assets - 100.00%			$30,673,733

§ Represents 7 day effective yield

	Summary of Investments (Unaudited)

	% of Net Assets	Value
Exchange Traded Products	97.45%	$29,888,699
Short-Term Investment	1.83%	562,855
Other Assets less Liabilities	0.72%	222,179
Total	100.00%	$30,673,733

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Assets and Liabilities

As of May 31, 2014

Assets:
Investments, at value (cost $28,562,130)	$30,451,554
Receivables:
Fund shares sold	253,956
Dividends and interest	30

Total assets	30,705,540

Liabilities:
Accrued expenses
Advisory fees	25,122
Administration fees	6,281
Distribution and service fees - Advisor Class Shares	404

Total liabilities	31,807

Total Net Assets	$30,673,733

Net Assets Consist of:
Paid in Interest	$28,042,721
Accumulated net realized gain	741,588
Net unrealized appreciation on investments	1,889,424

Total Net Assets	$30,673,733

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	2,565,930
Net Assets	$30,116,052
Net Asset Value, Offering Price and Redemption Price Per Share	$11.74

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	47,720
Net Assets	$557,681
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.69

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Operations

For the year ended May 31, 2014

Investment Income:
Dividends	$398,909
Interest	322

Total Investment Income	399,231

Expenses:
Advisory fees (note 2)	248,018
Administration fees (note 2)	62,004
Distribution and service fees - Advisor Class Shares (note 3)	2,988

Total Expenses	313,010

Net Investment Income	86,221

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	2,094,483
Net change in unrealized appreciation on investments	1,531,937

Net Realized and Unrealized Gain on Investments	3,626,420

Net Increase in Net Assets Resulting from Operations	$3,712,641

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statements of Changes in Net Assets

For the year or period ended May 31,			2014	2013 (a)

Operations:
Net investment income (loss)			$86,221	$(10,902)
Net realized gain (loss) from investment transactions			2,094,483	(37,658)
Net change in unrealized appreciation on investments			1,531,937	357,487

Net Increase in Net Assets Resulting from Operations			3,712,641	308,927

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(96,799)	(84)
Advisor Class Shares			(900)	(1)
Net realized gains
Institutional Class Shares			(1,278,762)	-
Advisor Class Shares			(14,010)	-

Decrease in Net Assets Resulting from Distributions			(1,390,471)	(85)

Beneficial Interest Transactions:
Shares sold			23,525,383	12,617,751
Reinvested dividends and distributions			417,807	85
Shares repurchased			(8,290,751)	(227,554)

Increase from Beneficial Interest Transactions			15,652,439	12,390,282

Net Increase in Net Assets			17,974,609	12,699,124

Net Assets:
Beginning of Year or Period			12,699,124	-
End of Year or Period			$30,673,733	$12,699,124

Accumulated Net Investment Loss			$-	$(10,987)
	Year Ended		Period Ended
Share Information:	May 31, 2014		May 31, 2013 (a)
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,083,190	$23,063,850	1,199,613	$12,491,688
Reinvested dividends and distributions	37,077	407,803	9	84
Shares repurchased	(732,530)	(8,219,734)	(21,429)	(227,288)
Net Increase in Beneficial Interest	1,387,737	$15,251,919	1,178,193	$12,264,484

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	41,280	$461,533	11,867	$126,063
Reinvested dividends and distributions	910	10,004	-	1
Shares repurchased	(6,312)	(71,017)	(25)	(266)
Net Increase in Beneficial Interest	35,878	$400,520	11,842	$125,798
(a)	From September 20, 2012 (Date of Initial Public Investment) through May 31, 2013.

See Notes to Financial Statements

Rx Tactical Rotation Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$10.67		$10.00

Income from Investment Operations
Net investment income (loss)	0.04	(g)	(0.01)
Net realized and unrealized gain on investments	1.60		0.75

Total from Investment Operations	1.64		0.74

Less Distributions:
From net investment income	(0.04)		(0.07)
From net realized gains	(0.53)		-

Total Distributions	(0.57)		(0.07)

Net Asset Value, End of Period	$11.74		$10.67

Total Return (c)	15.71%		7.46%	(b)

Net Assets, End of Period (in thousands)	$30,116		$12,573

Ratios of:
Gross Expenses to Average Net Assets (d)	1.25%		1.20%	(a)
Net Expenses to Average Net Assets (d)	1.25%		1.20%	(a)
Net Investment Income/ (Loss) to Average Net Assets (e)	0.36%		(0.33)%	(a)

Portfolio turnover rate	394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.

See Notes to Financial Statements			(Continued)

Rx Tactical Rotation Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$10.65		$10.00

Income from Investment Operations
Net investment loss	(0.09)	(g)(h)	(0.02)
Net realized and unrealized gain on investments	1.69		0.73

Total from Investment Operations	1.60		0.71

Less Distributions:
From net investment income	(0.03)		(0.06)
From net realized gains	(0.53)		-

Total Distributions	(0.56)		(0.06)

Net Asset Value, End of Period	$11.69		$10.65

Total Return (c)	15.37%		7.15%	(b)

Net Assets, End of Period (in thousands)	$558		$126

Ratios of:
Gross Expenses to Average Net Assets (d)	2.25%		2.20%	(a)
Net Expenses to Average Net Assets (d)	2.25%		2.20%	(a)
Net Investment Loss to Average Net Assets (e)	(0.78)%		(2.19)%	(a)

Portfolio turnover rate	394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.
(h)	The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

See Notes to Financial Statements

Rx Tax Advantaged Fund

June 26, 2014

Over the fiscal year ending May 31, 2014, the Fund's Institutional Class Shares returned -2.20%, underperforming the S&P National Municipal Bond Index return of 2.98%. Following the uncertainty in interest rates last summer, and the "Taper Tantrum", the fund is recovering from an unfortunately timed risk mitigation move on our part last fall. The Fund is positioned to remain less exposed to longer term interest rate increases via a 10% target allocation to a strategy which provides returns inverse to the moves in treasury interest rates. This has had an explicit drag on performance as rates have declined from previously high levels and explains much of the benchmark trailing over the last six months. Three Oppenheimer funds provided the highest performance on the beneficial effects of credit spreads narrowing during the period. The Oppenheimer Rochester High Yield Municipal Fund was the best performer in the allocation. As noted, the major source of underperformance was the exposure to an inverse interest rate ETN which returned -10.99% as a result of the decline in interest rates.

The specific returns of the Fund as of June 30, 2014 are as follows:

Average Annual Total Returns	One	Since	Net Expense	Gross Expense Ratio***
Period Ended June 30, 2014 (Unaudited)	Year	Inception*	Ratio**
Rx Tax Advantaged Fund – Institutional Class Shares	1.37%	-0.78%	1.26%	4.58%

S&P National Municipal Bond Index****	6.09%	2.61%	n/a	n/a

Performance shown is for the period ended June 30, 2014. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com.

*The Fund's inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Plan was terminated effective June 1, 2014.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index. The index does not have an investment advisor and does not pay any commissions, expenses or taxes. If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Tax Advantaged Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initital Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Institutional Class Shares versus the S&P National Municipal Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Institutional Class Shares	-2.20%	-0.82%	09/20/12	4.58%
S&P National Municipal Bond Index	2.98%	2.80%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Tax Advantaged Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initital Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Advisor Class Shares versus the S&P National Municipal Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Advisor Class Shares	-2.99%	-1.81%	09/26/12	5.58%
S&P National Municipal Bond Index	2.98%	2.64%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Tax Advantaged Fund

Schedule of Investments

As of May 31, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED NOTE - 8.74%
* iPath US Treasury 10-Year Bear ETN		7,994	$210,722

Total Exchange Traded Note (Cost $263,560)			210,722

OPEN-END FUNDS - 87.47%
BlackRock Intermediate Municipal Bond Fund - Institutional Class		38,565	437,710
Columbia Funds Series Trust I - Class Z		6,828	72,109
Nuveen All-American Municipal Bond Fund - Class I		38,204	436,676
Nuveen High Yield Municipal Bond Fund - Class I		4,453	74,893
Oppenheimer AMT-Free Municipals - Class Y		10,653	74,146
Oppenheimer Rochester Minnesota Municipal Fund - Class Y		33,760	436,521
Oppenheimer Rochester High Yield Muncipal - Class Y		10,414	74,463
Oppenheimer Rochester Short-Term Municipal Bond Fund - Class Y		115,949	435,968
Vanguard High-Yield Tax-Exempt Fund		6,265	69,668

Total Open-End Funds (Cost $2,047,324)			2,112,154

SHORT-TERM INVESTMENT - 1.71%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	41,391	41,391

Total Short-Term Investment (Cost $41,391)			41,391

Total Value of Investments (Cost $2,352,275) - 97.92%			$2,364,267

Other Assets Less Liabilities - 2.08%			50,322

Net Assets - 100.00%			$2,414,589

§ Represents 7 day effective yield
* Non-income producing investment

Summary of Investments

	% of Net Assets	Value
Exchange Traded Note	8.74%	$210,722
Open-End Funds	87.47%	2,112,154
Short-Term Investment	1.71%	41,391
Other Assets Less Liabilities	2.08%	50,322
Total	100.00%	$2,414,589

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Assets and Liabilities

As of May 31, 2014

Assets:
Investments, at value (cost $2,352,275)	$2,364,267
Receivables:
Fund shares sold	59,700
Dividends and interest	1

Total assets	2,423,968

Liabilities:
Payables:
Distributions	2,925
Fund shares purchased	5,005
Accrued expenses
Advisory fees	901
Administration fees	501
Distribution and service fees - Advisor Class Shares	47

Total liabilities	9,379

Total Net Assets	$2,414,589

Net Assets Consist of:
Paid in Interest	$2,656,288
Undistributed net investment income	3,537
Accumulated net realized loss on investments	(257,228)
Net unrealized appreciation on investments	11,992

Total Net Assets	$2,414,589

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	247,947
Net Assets	$2,356,711
Net Asset Value, Offering Price and Redemption Price Per Share	$9.50

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	6,089
Net Assets	$57,878
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.51

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Operations

For the year ended May 31, 2014

Investment Income:
Dividends	$100,611
Interest	32

Total Investment Income	100,643

Expenses:
Advisory fees (note 2)	13,712
Administration fees (note 2)	7,618
Distribution and service fees - Advisor Class Shares (note 3)	492

Total Expenses	21,822

Net Investment Income	78,821

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss on investment transactions	(257,438)
Net change in unrealized appreciation on investments	50,522

Net Realized and Unrealized Loss on Investments	(206,916)

Net Decrease in Net Assets Resulting from Operations	$(128,095)

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statements of Changes in Net Assets

For the year or period ended May 31,			2014	2013 (a)

Operations:
Net investment income			$78,821	$38,942
Net realized gain (loss) on investment transactions			(257,438)	210
Net change in unrealized appreciation (depreciation) on investments			50,522	(38,530)

Net Increase/ (Decrease) in Net Assets Resulting from Operations			(128,095)	622

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(80,273)	(32,947)
Advisor Class Shares			(840)	(166)

Decrease in Net Assets Resulting from Distributions			(81,113)	(33,113)

Beneficial Interest Transactions:
Shares sold			530,146	4,190,422
Reinvested dividends and distributions			23,695	6,464
Shares repurchased			(1,666,308)	(428,131)
Increase (Decrease) from Beneficial Interest Transactions			(1,112,467)	3,768,755

Net Increase (Decrease) in Net Assets			(1,321,675)	3,736,264

Net Assets:
Beginning of Year or Period			3,736,264	-
End of Year or Period			$2,414,589	$3,736,264

Undistributed Net Investment Income			$3,537	$5,829

	Year Ended		Period Ended
Share Information:	May 31, 2014		May 31, 2013 (a)
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	49,898	$471,710	411,712	$4,142,342
Reinvested dividends and distributions	2,441	22,862	627	6,297
Shares repurchased	(174,770)	(1,625,431)	(41,961)	(421,777)
Net Increase (Decrease) in Beneficial Interest	(122,431)	$(1,130,859)	370,378	$3,726,862

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,240	$58,436	4,790	$48,080
Reinvested dividends and distributions	89	833	17	167
Shares repurchased	(4,409)	(40,877)	(638)	(6,354)
Net Increase in Beneficial Interest	1,920	$18,392	4,169	$41,893
(a)	From September 20, 2012 (Date of Initial Public Investment) through May 31, 2013.

See Notes to Financial Statements

Rx Tax Advantaged Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$9.98		$10.00

Income (Loss) from Investment Operations
Net investment income	0.24	(g)	0.12
Net realized and unrealized loss on investments	(0.47)		(0.04)

Total from Investment Operations	(0.23)		0.08

Less Distributions:
From net investment income	(0.25)		(0.10)

Total Distributions	(0.25)		(0.10)

Net Asset Value, End of Period	$9.50		$9.98

Total Return (c)	(2.20)%		0.83%	(b)

Net Assets, End of Period (in thousands)	$2,357		$3,695

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	2.61%		2.26%	(a)

Portfolio turnover rate	164.02%		23.14%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.

See Notes to Financial Statements			(Continued)

Rx Tax Advantaged Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$9.97		$10.00

Income (Loss) from Investment Operations
Net investment income	0.15	(g)	0.08
Net realized and unrealized loss on investments	(0.45)		(0.07)

Total from Investment Operations	(0.30)		0.01

Less Distributions:
From net investment income	(0.16)		(0.04)

Total Distributions	(0.16)		(0.04)

Net Asset Value, End of Period	$9.51		$9.97

Total Return (c)	(2.99)%		0.08%	(b)

Net Assets, End of Period (in thousands)	$58		$42

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%		1.70%	(a)
Net Investment Income to Average Net Assets (e)	1.61%		1.33%	(a)

Portfolio turnover rate	164.02%		23.14%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.

See Notes to Financial Statements

Rx Traditional Equity Fund

June 26, 2014

For the fiscal year ending May 31, 2014, the Fund's Institutional Class Shares returned 16.36%, outperforming the S&P Global Broad Market Index. The strategy's top 4 holdings, which are primarily large cap value and growth exposures accounted for approximately 62% of the fund and all outperformed the benchmark. The paucity of returns from small cap, emerging market and BRIC (Brazil, Russia, India and China) holdings, and the nearly 10% short-term bond holding detracted from returns. Specifically, ETF exposures to the MSCI BRIC and the Russell 2000 Growth, a small cap oriented product, returned -2.29% and -1.79% respectively. The tactical overlay on this strategy has remained just shy of fully invested since it was implemented in January of 2014.

The specific returns of the Fund as of June 30, 2014 are as follows:

Average Annual Total Returns	One	Since	Net Expense	Gross Expense Ratio***
Period Ended June 30, 2014 (Unaudited)	Year	Inception*	Ratio**
Rx Traditional Equity Fund – Institutional Class Shares	20.85%	17.69%	0.94%	4.37%

S&P Global Broad Market Index****	21.16%	15.49%	n/a	n/a

Performance shown is for the period ended June 30, 2014. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com.

*The Fund's inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Plan was terminated effective June 1, 2014.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index. The index does not have an investment advisor and does not pay any commissions, expenses or taxes. If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Traditional Equity Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Institutional Class Shares	16.36%	17.19%	09/20/12	4.37%
S&P Global Broad Market Index	15.04%	14.90%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Traditional Equity Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Advisor Class Shares	15.72%	17.42%	09/26/12	5.37%
S&P Global Broad Market Index	15.04%	16.27%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Traditional Equity Fund

Schedule of Investments

As of May 31, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 95.39%
iShares Core S&P 500 ETF		9,259	$1,795,042
iShares MSCI BRIC ETF		4,766	178,820
iShares MSCI EAFE Growth ETF		6,804	496,284
iShares MSCI EAFE Value ETF		3,025	180,623
iShares MSCI Emerging Markets ETF		4,298	182,880
iShares MSCI EMU ETF		4,183	181,584
iShares Russell 1000 Growth ETF		19,990	1,783,708
iShares Russell 1000 Value ETF		7,286	719,492
iShares Russell 2000 Growth ETF		1,241	161,764
iShares Russell 2000 Value ETF		7,819	773,065
iShares Russell Micro-Cap ETF		2,228	161,619
iShares Russell Mid-Cap Growth ETF		13,556	1,177,339
iShares Russell Mid-Cap Value ETF		2,587	181,530
iShares Short Treasury Bond ETF		7,779	857,790

Total Exchange Traded Products (Cost $7,579,959)			8,831,540

SHORT-TERM INVESTMENT - 4.02%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	372,015	372,015

Total Short-Term Investment (Cost $372,015)			372,015

Total Value of Investments (Cost $7,951,974) - 99.41%			$9,203,555

Other Assets Less Liabilities - 0.59%			54,869

Net Assets - 100.00%			$9,258,424

§ Represents 7 day effective yield

	Summary of Investments (Unaudited)

	% of Net Assets	Value
Exchange Traded Products	95.39%	$8,831,540
Short-Term Investment	4.02%	372,015
Other Assets Less Liabilities	0.59%	54,869
Total	100.00%	$9,258,424

See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Assets and Liabilities

As of May 31, 2014

Assets:
Investments, at value (cost $7,951,974)	9,203,555
Receivables:
Fund shares sold	60,340
Dividends and interest	11

Total assets	9,263,906

Liabilities:
Accrued expenses
Advisory fees	3,437
Administration fees	1,910
Distribution and service fees - Advisor Class Shares	135

Total liabilities	5,482

Net Assets	$9,258,424

Net Assets Consist of:
Paid in Interest	$7,956,102
Accumulated net investment loss	(566)
Accumulated realized gains on investment transactions	51,307
Net unrealized appreciation on investments	1,251,581

Total Net Assets	$9,258,424

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	9,080,304
Net Asset Value, Offering Price and Redemption Price Per Share	12.93

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	178,120
Net Asset Value, Offering Price and Redemption Price Per Share (a)	12.97

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Operations

For the year ended May 31, 2014

Investment Income:
Dividends	$94,895
Interest	227

Total Investment Income	95,122

Expenses:
Advisory fees (note 2)	30,058
Administration fees (note 2)	16,699
Distribution and service fees - Advisor Class Shares (note 3)	794

Total Expenses	47,551

Net Investment Income	47,571

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	51,307
Net change in unrealized appreciation on investments	875,299

Net Realized and Unrealized Gain on Investments	926,606

Net Increase in Net Assets Resulting from Operations	$974,177

See Notes to Financial Statements

Rx Traditional Equity Fund

Statements of Changes in Net Assets

For the year or period ended May 31,			2014	2013 (a)

Operations:
Net investment income			$47,571	$9,544
Net realized gain from investment transactions			51,307	-
Net change in unrealized appreciation on investments			875,299	376,282

Net Increase in Net Assets Resulting from Operations			974,177	385,826

Distributions to Shareholders: (note 4)
Net investment income
Institutional Class Shares			(47,974)	(9,254)
Advisor Class Shares			(437)	(16)

Decrease in Net Assets Resulting from Distributions			(48,411)	(9,270)

Beneficial Interest Transactions:
Shares sold			6,224,535	4,326,620
Reinvested dividends and distributions			13,862	743
Shares repurchased			(2,489,988)	(119,670)

Increase from Beneficial Interest Transactions			3,748,409	4,207,693

Net Increase in Net Assets			4,674,175	4,584,249

Net Assets:
Beginning of Year or Period			4,584,249	-
End of Year or Period			$9,258,424	$4,584,249

Undistributed Net Investment Income (Loss)			$(566)	$274
	Year Ended		Period Ended
Share Information:	May 31, 2014		May 31, 2013 (a)
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	494,482	$6,077,369	416,366	$4,279,587
Reinvested dividends and distributions	1,093	13,617	73	726
Shares repurchased	(198,307)	(2,461,398)	(11,199)	(119,559)
Net Increase in Beneficial Interest	297,268	$3,629,588	405,240	$4,160,754

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	11,772	$147,166	4,284	$47,033
Reinvested dividends and distributions	20	246	2	17
Shares repurchased	(2,334)	(28,591)	(10)	(111)
Net Increase in Beneficial Interest	9,458	$118,821	4,276	$46,939
(a)	From September 20, 2012 (Date of Initial Public Investment) through May 31, 2013.

See Notes to Financial Statements

Rx Traditional Equity Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$11.19		$10.00

Income from Investment Operations
Net investment income	0.09	(g)	0.02
Net realized and unrealized gain on investments	1.74		1.22

Total from Investment Operations	1.83		1.24

Less Distributions From:
Net investment income	(0.09)		(0.05)

Total Distributions	(0.09)		(0.05)

Net Asset Value, End of Period	$12.93		$11.19

Total Return (c)	16.36%		12.41%	(b)

Net Assets, End of Period (in thousands)	$9,080		$4,536

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.72%		0.57%	(a)

Portfolio turnover rate	3.26%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.

See Notes to Financial Statements			(Continued)

Rx Traditional Equity Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$11.28		$10.00

Income from Investment Operations
Net investment loss	(0.03)	(g)(h)	(0.01)
Net realized and unrealized gain on investments	1.80	(h)	1.32

Total from Investment Operations	1.77		1.31

Less Distributions From:
Net investment income	(0.08)		(0.03)

Total Distributions	(0.08)		(0.03)

Net Asset Value, End of Period	$12.97		$11.28

Total Return (c)	15.72%		13.12%	(b)

Net Assets, End of Period (in thousands)	$178		$48

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%		1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(0.28)%		(0.87)%	(a)

Portfolio turnover rate	3.26%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.
(h)	The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

June 26, 2014

For the fiscal year ending May 31, 2014, the Fund's Institutional Class Shares had a return of -0.74%, underperforming the Barclays Capital Global Aggregate Bond Index return of 4.99%. The drop in interest rates led to poor performance from the Guggenheim Enhanced Short Duration ETF and to losses from inverse interest rate positions held from December 1, 2013 through February 28, 2014 of this performance window. The portfolio is positioned as shorter duration with some floating rate exposure and experienced considerable cash drag due to a nearly 7% cash-like exposure via iShares Barclays Short Treasury Bond ETF. As part of the tactical overlay methodology, this allocation is designed to reduce exposure to fixed income when appropriate and was reduced to 30% by the end of May. As part of the tactical overlay, the fund also includes some exposure to equities when the relative momentum of equities to fixed income or cash is significant enough to warrant exposure. Equity holdings overall accounted for 15.50% of the Fund on May 31, 2014.

The specific returns of the Fund as of June 30, 2014 are as follows:

Average Annual Total Returns	One	Since	Net Expense	Gross Expense Ratio***
Period Ended June 30, 2014 (Unaudited)	Year	Inception*	Ratio**
Rx Traditional Fixed Income Fund – Institutional Class Shares	2.29%	-1.75%	0.98%	1.61%

Barclays Capital Global Aggregate Bond Index****	7.39%	1.12%	n/a	n/a

Performance shown is for the period ended June 30, 2014. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com.

*The Fund's inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Plan was terminated effective June 1, 2014.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index. The index does not have an investment advisor and does not pay any commissions, expenses or taxes. If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Traditional Fixed Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Institutional Class Shares versus the Barclays Capital Global Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Institutional Class Shares	-0.74%	-2.17%	09/20/12	1.61%
Barclays Capital Global Aggregate Bond Index	4.99%	0.74%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Traditional Fixed Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2014

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains. This graph depicts the performance of Advisor Class Shares versus the Barclays Capital Global Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2014	Year	Inception	Date	Ratio*
Advisor Class Shares	-1.40%	-2.63%	09/26/12	2.61%
Barclays Capital Global Aggregate Bond Index	4.99%	0.64%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Traditional Fixed Income Fund

Schedule of Investments

As of May 31, 2014
	Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 96.36%
Guggenheim Enhanced Short Duration ETF	18,638	$936,930
iShares Barclays Agency Bond ETF	16,777	1,891,774
iShares Barclays Government Credit Bond ETF	2,653	299,513
iShares Barclays MBS Bond ETF	18,564	2,007,325
iShares Barclays Short Treasury Bond ETF	8,678	956,923
iShares Barclays TIPS Bond ETF	2,625	303,424
iShares Core S&P 500 ETF	2,328	451,329
iShares iBoxx $ High Yield Corporate Bond ETF	2,100	199,605
iShares MSCI BRIC Index ETF	1,321	49,564
iShares MSCI EAFE Growth Index ETF	1,772	129,250
iShares MSCI EAFE Value Index ETF	787	46,992
iShares MSCI Emerging Market Index ETF	1,141	48,550
iShares MSCI EMU Index ETF	1,075	46,666
iShares Russell 1000 Growth Index ETF	4,997	445,882
iShares Russell 1000 Value Index ETF	1,846	182,293
iShares Russell 2000 Growth Index ETF	316	41,191
iShares Russell 2000 Value Index ETF	1,932	191,017
iShares Russell Micro-Cap ETF	561	40,695
iShares Russell Growth Mid-Cap ETF	3,353	291,208
iShares Russell Value Mid-Cap ETF	651	45,681
iShares S&P/Citigroup International Treasury Bond ETF	964	100,372
SPDR Barclays Convertible Securities ETF	4,090	202,291
SPDR Barclays Investment Grade ETF	54,805	1,677,581
Vanguard Total Bond Market ETF	19,465	1,602,553

Total Exchange Traded Products (Cost $12,001,914)		12,188,609

SHORT-TERM INVESTMENT - 3.58%
§ Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	453,110	453,110

Total Short-Term Investment (Cost $453,110)		453,110

Total Value of Investments (Cost $12,455,024) - 99.94%		$12,641,719

Other Assets Less Liabilities - 0.06%		7,473

Net Assets - 100.00%		$12,649,192

§ Represents 7 day effective yield

The following acronyms and abbreviations are used in this portfolio:
ETF - Exchange Traded Fund

See Notes to Financial Statements		(Continued)

Rx Traditional Fixed Income Fund

Schedule of Investments (Continued)

As of May 31, 2014

	Summary of Investments (Unaudited)

	% of Net Assets	Value
Exchange Traded Products	96.36%	$12,188,609
Short-Term Investment	3.58%	453,110
Other Assets Less Liabilities	0.06%	7,473
Total	100.00%	$12,649,192

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Assets and Liabilities

As of May 31, 2014

Assets:
Investments, at value (cost $12,455,024)	$12,641,719
Receivables:
Fund shares sold	15,152
Dividends and interest	25

Total assets	12,656,896

Liabilities:
Accrued expenses
Advisory fees	4,889
Administration fees	2,716
Distribution and service fees - Advisor Class Shares	99

Total liabilities	7,704

Total Net Assets	$12,649,192

Net Assets Consist of:
Paid in Interest	$13,407,230
Accumulated net investment loss	(5,696)
Accumulated net realized loss on investment transactions	(939,037)
Net unrealized appreciation on investments	186,695

Total Net Assets	$12,649,192

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,312,611
Net Assets	$12,527,596
Net Asset Value, Offering Price and Redemption Price Per Share	$9.54

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	12,743
Net Assets	$121,596
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.54

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Operations

For the year ended May 31, 2014

Investment Income:
Dividends	$204,513
Interest	874

Total Investment Income	205,387

Expenses:
Advisory fees (note 2)	83,379
Administration fees (note 2)	46,321
Distribution and service fees - Advisor Class Shares (note 3)	1,283

Total Expenses	130,983

Net Investment Income	74,404

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investment transactions	(939,037)
Net change in unrealized appreciation on investments	645,306

Net Realized and Unrealized Loss on Investments	(293,731)

Net Decrease in Net Assets Resulting from Operations	$(219,327)

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statements of Changes in Net Assets

For the year or period ended May 31,			2014	2013 (a)

Operations:
Net investment income			$74,404	$68,028
Net realized loss on investment transactions			(939,037)	-
Net change in unrealized appreciation on investments			645,306	(458,611)

Net Decrease in Net Assets Resulting from Operations			(219,327)	(390,583)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(80,040)	(68,104)
Advisor Class Shares			(60)	(67)

Decrease in Net Assets Resulting from Distributions			(80,100)	(68,171)

Beneficial Interest Transactions:
Shares sold			10,184,786	19,375,072
Reinvested dividends and distributions			16,753	10,464
Shares repurchased			(15,069,812)	(1,109,890)

Increase (Decrease) from Beneficial Interest Transactions			(4,868,273)	18,275,646

Net Increase (Decrease) in Net Assets			(5,167,700)	17,816,892

Net Assets:
Beginning of Year or Period			17,816,892	-
End of Year or Period			$12,649,192	$17,816,892

Accumulated Net Investment Loss			$(5,696)	$-

	Year Ended		Period Ended
Share Information:	May 31, 2014		May 31, 2013 (a)
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,061,972	$10,044,925	1,947,994	$19,280,121
Reinvested dividends and distributions	1,772	16,703	1,057	10,397
Shares repurchased	(1,590,531)	(14,990,557)	(109,653)	(1,078,548)
Net Increase (Decrease) in Beneficial Interest	(526,787)	$(4,928,929)	1,839,398	$18,211,970

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	14,728	$139,861	9,646	$94,951
Reinvested dividends and distributions	5	50	7	67
Shares repurchased	(8,379)	(79,255)	(3,264)	(31,342)
Net Increase in Beneficial Interest	6,354	$60,656	6,389	$63,676

(a)	From September 20, 2012 (Date of Initial Public Investment) through May 31, 2013.

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$9.65		$10.00

Income (Loss) from Investment Operations
Net investment income	0.04	(g)	0.06
Net realized and unrealized loss on investments	(0.11)		(0.35)

Total from Investment Operations	(0.07)		(0.29)

Less Distributions:
From net investment income	(0.04)		(0.06)

Total Distributions	(0.04)		(0.06)

Net Asset Value, End of Period	$9.54		$9.65

Total Return (c)	(0.74)%		(2.93)%	(b)

Net Assets, End of Period (in thousands)	$12,528		$17,755

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.41%		0.95%	(a)

Portfolio turnover rate	174.90%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.

See Notes to Financial Statements			(Continued)

Rx Traditional Fixed Income Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2014		2013	(f)

Net Asset Value, Beginning of Period	$9.68		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.06)	(h)(i)	0.01
Net realized and unrealized loss on investments	(0.08)		(0.31)

Total from Investment Operations	(0.14)		(0.30)

Less Distributions:
From net investment income	(0.00)	(g)	(0.02)

Total Distributions	(0.00)		(0.02)

Net Asset Value, End of Period	$9.54		$9.68

Total Return (c)	(1.40)%		(3.00)%	(b)

Net Assets, End of Period (in thousands)	$122		$62

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%		1.70%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	(0.59)%		0.13%	(a)

Portfolio turnover rate	174.90%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Less than $0.01 per share.
(h) Calculated using the average shares method.
(i)	The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

See Notes to Financial Statements

RiskX Funds

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The RiskX Funds ("Funds") are a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund is a separate, diversified series of the Trust.

The Funds principally invests in other mutual funds, exchange traded funds, and common stocks. The Funds' investment advisor, FolioMetrix, LLC (the "Advisor"), seeks to achieve each Fund's investment objective by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 ("Portfolio Funds"). Although each Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Portfolio Funds with sales-related expenses, and/or service fees in excess of 0.25%.
Each Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to distribution plan fees as described in Note 3. Each Fund's Advisor Class Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% paid to Capital Investment Group, Inc. (the "Distributor"). Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.
The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Advisor Class Shares
Dividend Income Fund	September 20, 2012	September 26, 2012
Dynamic Growth Fund	October 2, 2009	February 18, 2011
Dynamic Total Return Fund	October 2, 2009	February 25, 2011
Fundamental Growth Fund	October 17, 2013	November 4, 2013
High Income Fund	September 20, 2012	September 26, 2012
Non Traditional Fund	September 20, 2012	September 26, 2012
Premier Managers Fund	September 20, 2012	September 26, 2012
Tactical Rotation Fund	September 20, 2012	September 26, 2012
Tax Advantaged Fund	September 20, 2012	September 26, 2012
Traditional Equity Fund	September 20, 2012	September 26, 2012
Traditional Fixed Income Fund	September 20, 2012	September 26, 2012

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").
Investment Valuation
Each Fund's investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund's net asset value calculation) or which cannot be accurately valued using each Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using each Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(Continued)

RiskX Funds

Notes to Financial Statements

Each Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies.

The Non Traditional Fund invests a portion of its assets in a Hedge Fund. The Hedge Fund measures its investment assets at fair value, and reports a daily NAV per share. In accordance with Accounting Standards Codification ('ASC") 820, the Fund has elected to apply the practical expedient and to value its investment in the Hedge Fund at its respective NAV each day. As of May 31, 2014, all of the Non Traditional Fund's investments in Hedge Funds were valued at the respective NAVs of the Hedge Funds.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including each Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of May 31, 2014 for each Fund's investments measured at fair value:

Dividend Income Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$1,865,747	$1,865,747	$-	$-
Open-End Fund	2,990,723	2,990,723	-	-
Short-Term Investment	384,144	384,144	-	-
Total	$5,240,614	$5,240,614	$-	$-

(Continued)

Dynamic Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$23,540,638	$23,540,638	$-	$-
Short-Term Investment	1,775,946	1,775,946	-	-
Total	$25,316,584	$25,316,584	$-	$-

Dynamic Total Return Fund
Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$9,907,792	$9,907,792	$-	$-
Short-Term Investment	110,835	110,835	-	-
Total	$10,018,627	$10,018,627	$-	$-

Fundamental Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$18,314,160	$18,314,160	$-	$-
Short-Term Investment	431,295	431,295	-	-
Total	$18,745,455	$18,745,455	$-	$-

High Income Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$3,257,400	$3,257,400	$-	$-
Open-End Funds	12,435,564	12,435,564	-	-
Short-Term Investment	1,400,556	1,400,556	-	-
Total	$17,093,520	$17,093,520	$-	$-

Non Traditional Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$1,610,568	$1,610,568	$-	$-
Open-End Funds	6,231,195	6,231,195	-	-
Hedge Fund	853,565	-	853,565	-
Short-Term Investment	290,532	290,532	-	-
Total	$8,985,860	$8,132,295	$853,565 -	$-

Premier Managers Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stock*	$1,152,365	$1,152,365	$-	$-
Open-End Funds	4,355,380	4,355,380	-	-
Short-Term Investment	227,596	227,596	-	-
Total	$5,735,341	$5,735,341	$-	$-

(Continued)

RiskX Funds

Notes to Financial Statements

Tactical Rotation Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$29,888,699	$29,888,699	$-	$-
Short-Term Investment	562,855	562,855	-	-
Total	$30,451,554	$30,451,554	$-	$-

Tax Advantaged Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Note	$210,722	$210,722	$-	$-
Open-End Funds	2,112,154	2,112,154	-	-
Short-Term Investment	41,391	41,391	-	-
Total	$2,364,267	$2,364,267	$-	$-

Traditional Equity Fund
Assets	Total	Level 1	Level 2		Level 3
Exchange Traded Products	$8,831,540	$8,831,540	$-	$	- -
Short-Term Investment	372,015	372,015	-		- -
Total	$9,203,555	$9,203,555	$-	$	- -

Traditional Fixed Income Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$12,188,609	$12,188,609	$-	$-
Short-Term Investment	453,110	453,110	-	-
Total	$12,641,719	$12,641,719	$-	$-

*Refer to the Schedules of Investments for a breakdown by sector.
The Funds had no significant transfers into or out of Level 1, 2, or 3 during the period or year ended May 31, 2014. It is the Funds' policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year. Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.
(Continued)

RiskX Funds

Notes to Financial Statements

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Each Fund pays a monthly advisory fee to the Advisor based upon the average daily net assets and calculated at an annual rate. See the table below for the advisory fee rate and amounts paid to the Advisor for each Fund during the fiscal year or initial period ended May 31, 2014:

Fund	Advisory Fee Rate	Amount Incurred
Dividend Income Fund	0.45%	$28,446
Dynamic Growth Fund	0.45%	101,061
Dynamic Total Return Fund	0.45%	- *
Fundamental Growth Fund	1.00%	52,614
High Income Fund	0.45%	57,727
Non Traditional Fund	0.45%	37,164
Premier Managers Fund	0.45%	14,358
Tactical Rotation Fund	1.00%	248,018
Tax Advantaged Fund	0.45%	13,712
Traditional Equity Fund	0.45%	30,058
Traditional Fixed Income Fund	0.45%	83,379

*According to the terms of the Advisory contract, no advisory fee is incurred for Dynamic Total Return Fund until the average daily net assets of the Fund is greater than $13,000,000.

The Advisor has engaged Navellier & Associates, Inc. and Forward Management, LLC to act as sub-advisors to provide day to day portfolio management for the Fundamental Growth Fund and the Dividend Income Fund, respectively. Both sub-advisors are paid directly by the Advisor.

The Advisor has entered into an Operating Plan with the Funds' administrator under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets (for the Dynamic Growth Fund, the Dynamic Total Return Fund, the High Income Fund, the Non Traditional Fund, the Premier Managers Fund, the Tax Advantaged Fund, the Traditional Equity Fund, and the Traditional Fixed Income Fund), 1.25% of the average daily net assets (for the Tactical Rotation Fund and the Fundamental Growth Fund), and 1.15% of the average daily net assets (for the Dividend Income Fund), exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.
(Continued)

RiskX Funds

Notes to Financial Statements

Administrator
The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates and pays for the services of each vendor and the operating expense to the Funds, and provides the Funds with certain administrative, fund accounting, and compliance services. As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Funds' average daily net assets. The annual rate is 0.25% if the average daily net assets are under $100 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $1.805 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of each Fund by the highest applicable annual rate. The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums. See the table below for amounts paid to the Administrator by each Fund:

Fund	Amount Incurred
Dividend Income Fund	$ 8,070
Dynamic Growth Fund	59,397
Dynamic Total Return Fund	55,279
Fundamental Growth Fund	13,154
High Income Fund	32,071
Non Traditional Fund	20,647
Premier Managers Fund	7,977
Tactical Rotation Fund	62,004
Tax Advantaged Fund	7,618
Traditional Equity Fund	16,699
Traditional Fixed Income Fund	46,321

Compliance Services
Nottingham Compliance Services, LLC ("NCS"), a fully owned affiliate of the Administrator, provides services which assist the Trust's Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act. NCS was entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with each Fund.

In January 2014, Cipperman Compliance Services, LLC assumed providing services as the Trust's Chief Compliance Officer and is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with each Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Funds. For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Funds.

Distributor
Capital Investment Group, Inc. serves as the Funds' principal underwriter and distributor. For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Funds.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.
(Continued)

RiskX Funds

Notes to Financial Statements

Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Funds will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Advisor Class Shares. The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. See the table below for the amounts incurred by each Fund:

Fund	Amount Incurred
Dividend Income Fund	$ 541
Dynamic Growth Fund	9,840
Dynamic Total Return Fund	7,306
Fundamental Growth Fund	370
High Income Fund	2,351
Non Traditional Fund	798
Premier Managers Fund	297
Tactical Rotation Fund	2,988
Tax Advantaged Fund	492
Traditional Equity Fund	794
Traditional Fixed Income Fund	1,283

4.	Purchases and Sales of Investment Securities

For the fiscal year or initial period* ended May 31, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
(Continued)

RiskX Funds

Notes to Financial Statements

	Purchases of Securities	Proceeds from Sales of Securities
Dividend Income Fund	$ 3,638,760	$ 81,997
Dynamic Growth Fund	101,219,497	94,358,276
Dynamic Total Return Fund	11,653,367	10,072,209
Fundamental Growth Fund*	24,509,195	6,247,576
High Income Fund	15,316,313	9,432,260
Non Traditional Fund	8,451,755	6,495,086
Premier Managers Fund	4,216,375	850,956
Tactical Rotation Fund	109,348,612	95,262,972
Tax Advantaged Fund	4,822,869	6,034,191
Traditional Equity Fund	3,999,066	203,077
Traditional Fixed Income Fund	28,915,136	33,540,605

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year or initial period ended May 31, 2014.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds have reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of May 31, 2014, open taxable years consisted of the taxable year / period ended May 31, 2011, May 31, 2012, and May 31, 2013. No examination of tax returns is currently in progress for any of the Funds.

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses, dividends paid/received, 988 reclassifications, partnership adjustments, and PFIC mark-to-market adjustments. For the year or period ended May 31, 2014, the following reclassification of were necessary:

Paid-in Capital		Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments
Dividend Income Fund	$ -	$ (369)	$ 369
Fundamental Growth Fund	(1,470)	6,453	(4,983)
High Income Fund	-	5,922	(5,922)
Non Traditional Fund	-	7,062	(7,062)
Premier Managers Fund	-	12,539	(12,539)
Tactical Rotation Fund	-	22,465	(22,465)

RiskX Funds

Notes to Financial Statements

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal period ended	Ordinary Income	Long-Term Capital Gains	Return of Capital
Dividend Income Fund	05/31/2014	$161,036	$24,572	$-
	05/31/2013	17,709	-	-
Dynamic Growth Fund	05/31/2014	1,145,063	43,906	-
	05/31/2013	-	-	-
Dynamic Total Return Fund	05/31/2014	119,609	-	-
	05/31/2013	319,176	-	14,318
Fundamental Growth Fund	05/31/2014	-	-	-
High Income Fund	05/31/2014	726,078	13,047	-
	05/31/2013	197,556	-	-
Non Traditional Fund	05/31/2014	31,168	11,283	-
	05/31/2013	7,863	-	-
Premier Managers Fund	05/31/2014	66,927	6,230	-
	05/31/2013	9,938	-	-
Tactical Rotation Fund	05/31/2014	1,390,471	-	-
	05/31/2013	85	-	-
Tax Advantaged Fund	05/31/2014	81,113	-	-
	05/31/2013	33,113	-	-
Traditional Equity Fund	05/31/2014	48,411	-	-
	05/31/2013	9,270	-	-
Traditional Fixed Income Fund	05/31/2014	80,100	-	-
	05/31/2013	68,171	-	-

At May 31, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

	Dividend Income Fund	Dynamic Growth Fund	Dynamic Total Return Fund	Fundamental Growth Fund	High Income Fund
Cost of Investments	$4,980,691	$24,242,971	$9,949,968	$18,619,626	$16,322,822

Unrealized Appreciation	269,824	1,247,876	75,997	927,052	781,233
Unrealized Depreciation	(9,901)	(174,263)	(7,338)	(801,223)	(10,535)
Net Unrealized Appreciation	259,923	1,073,613	68,659	125,829	770,698

Accumulated Net Investment Income	15,821	1,291,733	19,330	-	127,754
Accumulated Long-Term Gains	369	648,924	-	-	95,287
Accumulated Capital Losses	-	-	(147,551)	(1,392)	-
Deferred Post October Losses	-	-	-	(77,392)	-
Late Year Losses	-	-	-	(27,421)	-
Other Book/Tax Differences	(16,819)	-	(9,885)	-	(28,955)

Distributable Earnings/Accumulated Deficit	$259,294	$3,014,270	$(69,447)	$19,624	$964,784

(Continued)

RiskX Funds

Notes to Financial Statements

	Non Traditional Fund	Premier Managers Fund	Tactical Rotation Fund	Tax Advantaged Fund	Traditional Equity Fund
Cost of Investments	$8,916,286	$5,427,299	$28,586,811	$2,396,691	$7,951,974

Unrealized Appreciation	148,032	313,675	1,864,743	25,369	1,262,841
Unrealized Depreciation	(78,458)	(5,633)	-	(57,793)	(11,260)
Net Unrealized Appreciation (Depreciation)	69,574	308,042	1,864,743	(32,424)	1,251,581

Accumulated Net Investment Income	74,201	1,265	766,131	6,462	-
Accumulated Long-Term Gains	-	103,831	138	-	51,307
Accumulated Capital Losses	(92,410)	-	-	(167,266)	-
Deferred Post October Losses	-	-	-	(45,546)	-
Late Year Losses	-	-	-	-	(566)
Other Book/Tax Differences	-	-	-	(2,925)	-

Distributable Earnings/Accumulated Deficit	$51,365	$413,138	$2,631,012	$(241,699)	$1,302,322

Traditional Fixed Income Fund
Cost of Investments	$12,545,150

Unrealized Appreciation	103,903
Unrealized Depreciation	(7,334)
Net Unrealized Appreciation	96,569

Accumulated Capital Losses	(848,911)
Other Book/Tax Differences	(5,696)

Accumulated Deficit	$(758,038)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and PFIC mark-to-market adjustments. Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2014 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The Dynamic Total Return Fund has a loss carryforward of $147,551, of which $120,394 is short term in nature. The Fundamental Growth Fund has a capital loss carryforward of $1,392, which is short-term in nature. The Traditional Fixed Income Fund has a capital loss carryforward of $848,911, of which $817,067 is short-term in nature. The Tax Advantaged Fund has a capital loss carryforward of $167,266, of which $140,419 is short-term in nature. The Non Traditional Fund has a capital loss carryforward of $92,410, which is short-term in nature. The capital loss carryforwards have no expiration date. In addition, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the Funds' fiscal year-end that have not been recognized for tax purposes (Deferred Post-October losses).
(Continued)

RiskX Funds

Notes to Financial Statements

Under federal tax law, qualified late year ordinary and capital losses realized after December 31 and October 31, respectively, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended May 31, 2014, the Fundamental Growth Fund and Traditional Equity Fund incurred late year ordinary losses of $27,421 and $566, respectively, which they will elect to defer to the fiscal year ended May 31, 2015. For the fiscal year ended May 31, 2014, the other Funds incurred no late year losses.

6.	Affiliated Investments

During the year ended May 31, 2014, the following portfolio company is considered to have been an affiliate of the Dividend Income Fund. This portfolio company is deemed to be an affiliate due to the fact that the sub-advisor of the Dividend Income Fund is also a manager of the portfolio company. Transactions in this company during the year ended May 31, 2014 were as follows:

Forward International Dividend Fund
5/31/13 Value	$ 767,531
Purchases	2,159,995
Change in Unrealized Appreciation	63,197
5/31/14 Value	$ 2,990,723
Dividend Income	$ 167,924
Shares held as of 5/31/14	362,512

7.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

8.	New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013‑08, Financial Services—Investment Companies. ASU 2013‑08 provides clarifying guidance to determine if an entity qualifies as an investment company. ASU 2013‑08 also requires an investment company to measure non-controlling interests in other investment companies at fair value. The requirements of ASU 2013‑08 are effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. It is not expected that ASU 2013‑08 will have an impact on financial statement disclosures

9. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

Advisor
Effective June 1, 2014, the Advisor terminated the Operating Plan between the Advisor and the Administrator. Also effective June 1, 2014, the Advisor has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.25% of the average daily net assets of each Fund through August 31, 2015. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Funds any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Funds may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.

RiskX Funds

Notes to Financial Statements

Also effective June 1, 2014, the Funds entered into new agreements covering fund accounting, administration, and custody. Details of the agreements are as follows:
Administrator
The Funds pay a monthly fee to the Administrator based upon the average daily net assets of the Funds and calculated at the annual rates as shown in the schedule below subject to a minimum of $1,000 per month. The Administrator also receives a fee as to procure and pay the Funds' custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. A breakdown of these fees is provided in the following table:

Administration Fees	Custody Fees			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%
Over $1 billion	0.040%

Distributions
Each of the Funds below paid the following per share net investment income distributions related to the period ended June 30, 2014. The record date of the distributions was June 27, 2014, and the ex date and payable date was June 30, 2014.

	Institutional Class Shares	Advisor Class Shares
Rx Dynamic Total Return Fund	$0.01907	$0.01113
Rx Dividend Income Fund	$0.01611	$0.00646
Rx High Income Fund	$0.04857	$0.03986
Rx Traditional Equity Fund	$0.00603	-
Rx Tax Advantaged Fund	$0.02108	$0.01335

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Rx Dividend Income Fund, Rx Dynamic Growth Fund,
Rx Dynamic Total Return Fund, Rx Fundamental Growth Fund, Rx High Income Fund,
Rx Non Traditional Fund, Rx Premier Managers Fund, Rx Tactical Rotation Fund,
Rx Tax Advantaged Fund, Rx Traditional Equity Fund, and Rx Traditional Fixed Income Fund

We have audited the accompanying statements of assets and liabilities of the Rx Dividend Income Fund, Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Fundamental Growth Fund, Rx High Income Fund, Rx Non Traditional Fund, Rx Premier Managers Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Traditional Equity Fund, and Rx Traditional Fixed Income Fund (the "Funds"), each a series of shares of beneficial interest in the Starboard Investment Trust, including the schedules of investments, as of May 31, 2014, the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for each years or period in the two year period then ended These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods presented in the period October 2, 2009 to May 31, 2012 for Rx Dynamic Growth Fund and Rx Total Return Fund have been audited by other auditors, whose report dated July 26, 2012, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rx Dividend Income Fund, Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Fundamental Growth Fund, Rx High Income Fund, Rx Non Traditional Fund, Rx Premier Managers Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Traditional Equity Fund, and Rx Traditional Fixed Income Fund as of May 31, 2014, the results of their operations for the year or period then ended, and the changes in their net assets and their financial highlights for each of the years or period in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
July 25, 2014

RiskX Funds

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the SEC's website at sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of each Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.

Each of the funds listed below had the following per share distribution information for the fiscal year ended May 31, 2014.

	Ordinary Income	Long-Term Capital Gains
Rx Dividend Income Fund	$0.86679	$ -
Rx Dynamic Growth Fund	$0.26130	$0.04378
Rx Dynamic Total Return Fund	$0.23282	$ -
Rx High Income Fund	$0.99710	$0.02070
Rx Non Traditional Fund	$ -	$0.07276
Rx Premier Managers Fund	$0.21149	$0.05564
Rx Tactical Rotation Fund	$0.07206	$ -
Rx Tax Advantaged Fund	$0.41261	$ -
Rx Traditional Equity Fund	$0.16844	$ -
Rx Traditional Fixed Income Fund	$0.38401	$ -

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

4. Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on shares redeemed within one year of purchase date and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
(Continued)

RiskX Funds

Additional Information
(Unaudited)

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Dividend Income Fund	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,056.90	$5.91	1.15%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.18	$5.80	1.15%
Advisor Class Shares
Actual	$1,000.00	$1,051.80	$11.02	2.15%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.19	$10.82	2.15%

Dynamic Growth Fund	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,008.40	$3.51	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,004.30	$8.49	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.47	$8.55	1.70%

Dynamic Total Return Fund	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,018.20	$3.53	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,012.90	$8.54	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.47	$8.55	1.70%

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Fundamental Growth Fund	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,066.30	$6.44	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Advisor Class Shares
Actual	$1,000.00	$1,062.90	$11.57	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%

High Income Fund	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,087.70	$3.90	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,081.20	$8.81	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.47	$8.55	1.70%

Non Traditional Fund	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,015.20	$3.53	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,011.20	$8.54	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.47	$8.55	1.70%

Premier Managers Fund	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,045.30	$3.57	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,040.40	$8.63	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.47	$8.55	1.70%

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Tactical Rotation Fund	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,062.50	$6.43	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Advisor Class Shares
Actual	$1,000.00	$1,058.30	$11.55	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%

Tax Advantaged Fund	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,044.40	$3.57	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,039.30	$8.64	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.47	$8.55	1.70%

Traditional Equity Fund	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,048.40	$3.58	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,042.60	$8.67	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.47	$8.55	1.70%

Traditional Fixed Income Fund	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,011.70	$3.51	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,006.60	$8.50	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.47	$8.55	1.70%

*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5. Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Board of Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Funds is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the

RiskX Funds

Additional Information
(Unaudited)

requirements of the Trust's organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund's toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees each received aggregate compensation of $18,614 ($784 for Fundamental Growth and $1,783 for each of the other Funds) during the fiscal year ended May 31, 2014 for their services to the Funds and Trust.

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Michael G. Mosley Age: 61	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	23	None.
Theo H. Pitt, Jr. Age: 78	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	23
Independent Trustee of World Funds Trust for its two series, Gardner Lewis Investment Trust for its two series, Hanna Investment Trust for its one series, and Hillman Capital Management Investment Trust for its one series (all registered investment companies); previously, Independent Trustee of NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Tilson Investment Trust for its two series from 2004 to 2009 (all registered investment companies).

James H. Speed, Jr. Age: 61	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	23
Independent Trustee of Brown Capital Management Mutual Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for its one series (all registered investment companies). Member of Board of Directors of NC Mutual Life Insurance Company. Member of Board of Directors of M&F Bancorp. Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 54	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	23	None.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
D. Jerry Murphey Age: 55 821 Pacific Street Omaha, Nebraska 68108	President (RiskX Funds)	Since 7/09
Manager, President, and CEO of FolioMetrix, LLC (advisor to the RiskX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management).
				n/a	n/a
Julie M. Koethe Age: 33 821 Pacific Street Omaha, Nebraska 68108	Treasurer (RiskX Funds)	Since 4/10
Chief Operating Officer of FolioMetrix, LLC (advisor to the RiskX Funds) since 2010; Insurance Accounting Supervisor for Applied Underwriters (workers compensation and payroll service provider) from 2003-2010.
				n/a	n/a
Martin W. Dziura Age: 54	Chief Compliance Officer	Since 1/14	Managing Director for Cipperman Compliance Services, LLC	n/a	n/a
Katherine M. Honey Age: 40	Secretary	Since 10/13	EVP of The Nottingham Company since 2008.	n/a	n/a
Ashley E. Harris Age: 30	Assistant Treasurer	Since 4/14	Director, Financial Reporting, The Nottingham Company; Fund Accounting, The Nottingham Company from 2008-2014.	n/a	n/a

(Continued)

The RiskX Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	FolioMetrix, LLC
116 South Franklin Street	101 South 108th Avenue
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Suite 101 Omaha, Nebraska 68154
Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	foliometrix.com

Item 2.                   CODE OF ETHICS.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no substantive amendments during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(f)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
As of the date of this report, May 31, 2014, the registrant's audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is "independent" for purposes of Item 3 of Form N-CSR.

Item 4.                            PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant's independent accountant, BBD, LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings for those fiscal years.

Fund	2013	2014
Rx Dynamic Growth Fund	$11,000	$11,250
Rx Dynamic Total Return Fund	$11,000	$11,250
Rx Non Traditional Fund	$8,400	$11,250
Rx High Income Fund	$8,400	$11,250
Rx Traditional Equity Fund	$8,400	$11,250
Rx Traditional Fixed Income Fund	$8,400	$11,250
Rx Tactical Rotation Fund	$8,400	$11,250
Rx Tax Advantaged Fund	$8,400	$11,250
Rx Dividend Income Fund	$8,400	$11,250
Rx Premier Managers Fund	$8,400	$11,250
Rx Fundamental Growth Fund	$11,000	$11,250

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended May 31, 2013 and May 31, 2014 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2013	2014
Rx Dynamic Growth Fund	$2,000	$2,000
Rx Dynamic Total Return Fund	$2,000	$2,000
Rx Non Traditional Fund	$2,000	$2,000
Rx High Income Fund	$2,000	$2,000
Rx Traditional Equity Fund	$2,000	$2,000
Rx Traditional Fixed Income Fund	$2,000	$2,000
Rx Tactical Rotation Fund	$2,000	$2,000
Rx Tax Advantaged Fund	$2,000	$2,000
Rx Dividend Income Fund	$2,000	$2,000
Rx Premier Managers Fund	$2,000	$2,000
Rx Fundamental Growth Fund	$2,000	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)	The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended May 31, 2013 and May 31, 2014 were $22,000 and $22,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.                           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.                   CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer(s) and the Principal Financial Officer(s) have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/D. Jerry Murphey
D. Jerry Murphey President and Principal Executive Officer RiskX Funds
Date: August 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: (Signature and Title)	/s/D. Jerry Murphey
D. Jerry Murphey President and Principal Executive Officer RiskX Funds
Date: August 11, 2014

By: (Signature and Title)	/s/Julie M. Koethe
Julie M. Koethe Treasurer and Principal Financial Officer RiskX Funds
Date: August 5, 2014